JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 55.1%
Australia — 0.8%
Ampol Ltd.	2	37
AngloGold Ashanti Ltd.	19	410
ANZ Group Holdings Ltd.	21	382
APA Group	8	63
Aristocrat Leisure Ltd.	4	103
ASX Ltd.	1	68
Aurizon Holdings Ltd.	13	34
BHP Group Ltd.	162	5,684
BHP Group Ltd.	15	515
BlueScope Steel Ltd.	3	47
Brambles Ltd.	10	86
Cochlear Ltd.	—	71
Coles Group Ltd.	10	120
Commonwealth Bank of Australia	12	953
Dexus, REIT	8	44
Endeavour Group Ltd.	10	48
Flutter Entertainment plc *	1	186
Fortescue Metals Group Ltd.	12	192
Glencore plc	70	470
Goodman Group, REIT	12	173
GPT Group (The), REIT	14	44
IDP Education Ltd.	2	33
IGO Ltd.	5	51
Insurance Australia Group Ltd.	18	61
LendLease Corp. Ltd.	5	30
Lottery Corp. Ltd. (The) *	16	53
Macquarie Group Ltd.	3	351
Medibank Pvt Ltd.	20	41
Mineral Resources Ltd.	1	77
Mirvac Group, REIT	28	45
National Australia Bank Ltd.	23	515
Newcrest Mining Ltd.	6	102
Northern Star Resources Ltd.	8	74
Orica Ltd.	3	34
Origin Energy Ltd.	13	67
Pilbara Minerals Ltd. *	18	62
Qantas Airways Ltd. *	7	30
QBE Insurance Group Ltd.	11	104
Ramsay Health Care Ltd.	1	62
REA Group Ltd.	—	34
Reece Ltd.	2	18
Rio Tinto Ltd.	3	237
Rio Tinto plc	117	9,135
Santos Ltd.	23	117
Scentre Group, REIT	37	81
SEEK Ltd.	2	41
Sonic Healthcare Ltd.	3	73

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
South32 Ltd.	33	107
Stockland, REIT	17	47
Suncorp Group Ltd.	9	81
Telstra Group Ltd.	29	83
Transurban Group	22	216
Treasury Wine Estates Ltd.	5	53
Vicinity Ltd., REIT	28	40
Washington H Soul Pattinson & Co. Ltd.	2	31
Wesfarmers Ltd.	8	287
Westpac Banking Corp.	25	423
WiseTech Global Ltd.	1	45
Woodside Energy Group Ltd.	51	1,326
Woodside Energy Group Ltd.	37	960
Woolworths Group Ltd.	9	223
		25,180
Austria — 0.0% ^
Erste Group Bank AG	2	93
Mondi plc	3	66
OMV AG	1	53
Verbund AG	1	42
voestalpine AG	1	27
		281
Belgium — 0.2%
Ageas SA	1	56
Anheuser-Busch InBev SA	6	376
D'ieteren Group	—	34
Elia Group SA/NV	—	33
Groupe Bruxelles Lambert NV	1	61
KBC Group NV	96	7,139
Sofina SA	—	26
Solvay SA	1	62
UCB SA	1	74
Umicore SA	2	57
Warehouses De Pauw CVA, REIT	1	37
		7,955
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	245	625
EDP - Energias do Brasil SA	180	730
Gerdau SA (Preference)	125	807
Itau Unibanco Holding SA (Preference)	208	1,039
Localiza Rent a Car SA *	—	4
Localiza Rent a Car SA	74	863
Lojas Renner SA	269	1,155
NU Holdings Ltd., Class A *	73	338
Petroleo Brasileiro SA (Preference)	201	1,034
Raia Drogasil SA	201	989

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Brazil — continued
XP, Inc., Class A *	31	545
Yara International ASA	1	53
		8,182
Canada — 0.4%
Alimentation Couche-Tard, Inc.	68	3,093
Canadian National Railway Co.	39	4,632
Fairfax Financial Holdings Ltd.	1	1,037
Toronto-Dominion Bank (The)	66	4,579
		13,341
Chile — 0.0% ^
Antofagasta plc	3	60
Banco Santander Chile	15,293	643
		703
China — 3.6%
Acrobiosystems Co. Ltd., Class A *	2	42
Acrobiosystems Co. Ltd., Class A *	4	67
Advanced Micro-Fabrication Equipment, Inc., Class A *	1	21
Advanced Micro-Fabrication Equipment, Inc., Class A *	22	342
Aier Eye Hospital Group Co. Ltd., Class A	167	816
Alibaba Group Holding Ltd. *	280	3,850
Amoy Diagnostics Co. Ltd., Class A	46	197
Angel Yeast Co. Ltd., Class A	130	806
Anjoy Foods Group Co. Ltd., Class A	19	459
Asymchem Laboratories Tianjin Co. Ltd., Class A	3	74
Asymchem Laboratories Tianjin Co. Ltd., Class H (a)	21	335
Bank of Ningbo Co. Ltd., Class A	121	588
Baoshan Iron & Steel Co. Ltd., Class A	1,167	1,070
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	13	542
Beijing Kingsoft Office Software, Inc., Class A	2	67
Beijing Kingsoft Office Software, Inc., Class A	18	734
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	113	622
BOC Hong Kong Holdings Ltd.	26	93
BOE Technology Group Co. Ltd., Class A	894	528
Budweiser Brewing Co. APAC Ltd. (a)	381	1,202
Chacha Food Co. Ltd., Class A	49	332
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	20	402
China Construction Bank Corp., Class H	4,020	2,602
China Longyuan Power Group Corp. Ltd., Class H	628	867
China Merchants Bank Co. Ltd., Class A	254	1,559
China Merchants Bank Co. Ltd., Class H	343	2,225
China Resources Land Ltd.	168	805
China Vanke Co. Ltd., Class A	145	392
China Vanke Co. Ltd., Class H	93	189
China Yangtze Power Co. Ltd., Class A	374	1,152
Chongqing Brewery Co. Ltd., Class A	22	391
Chongqing Fuling Zhacai Group Co. Ltd., Class A	130	515

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Contemporary Amperex Technology Co. Ltd., Class A	10	666
Dongguan Yiheda Automation Co. Ltd., Class A *	1	10
Dongguan Yiheda Automation Co. Ltd., Class A *	27	255
ESR Group Ltd. (a)	14	29
Flat Glass Group Co. Ltd., Class H	137	429
Focus Media Information Technology Co. Ltd., Class A	535	553
Foshan Haitian Flavouring & Food Co. Ltd., Class A	162	1,911
Fuyao Glass Industry Group Co. Ltd., Class A	21	125
Fuyao Glass Industry Group Co. Ltd., Class H (a)	76	376
Glodon Co. Ltd., Class A	62	604
Guangdong Haid Group Co. Ltd., Class A	43	394
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	21	268
H World Group Ltd.	202	959
Haier Smart Home Co. Ltd., Class H	588	2,169
Hangzhou Tigermed Consulting Co. Ltd., Class A	29	510
Han's Laser Technology Industry Group Co. Ltd., Class A	226	941
Hefei Meiya Optoelectronic Technology, Inc., Class A	102	414
Hongfa Technology Co. Ltd., Class A	74	415
Hundsun Technologies, Inc., Class A	104	732
Imeik Technology Development Co. Ltd., Class A	7	591
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	392	1,896
Jade Bird Fire Co. Ltd., Class A	278	1,356
JD.com, Inc., Class A	72	2,140
Jiangsu Hengli Hydraulic Co. Ltd., Class A	137	1,335
Kanzhun Ltd., ADR *	29	700
Kingdee International Software Group Co. Ltd. *	338	738
Kweichow Moutai Co. Ltd., Class A	7	1,810
Laobaixing Pharmacy Chain JSC, Class A	53	308
LONGi Green Energy Technology Co. Ltd., Class A	203	1,456
Maxscend Microelectronics Co. Ltd., Class A	26	524
Meituan * (a)	159	3,545
Midea Group Co. Ltd., Class A	97	798
Montage Technology Co. Ltd., Class A	59	488
NARI Technology Co. Ltd., Class A	148	580
NetEase, Inc.	88	1,561
NIO, Inc., Class A *	26	314
NXP Semiconductors NV	151	27,798
Oppein Home Group, Inc., Class A	19	355
Pharmaron Beijing Co. Ltd., Class H (a)	61	447
Ping An Bank Co. Ltd., Class A	366	816
Ping An Insurance Group Co. of China Ltd., Class A	136	1,031
Ping An Insurance Group Co. of China Ltd., Class H	273	2,124
Prosus NV *	6	480
Proya Cosmetics Co. Ltd., Class A	11	265
Qingdao Haier Biomedical Co. Ltd., Class A	29	309
Shandong Sinocera Functional Material Co. Ltd., Class A *	68	331
Shanghai Baosight Software Co. Ltd., Class A	79	588

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Shanghai Liangxin Electrical Co. Ltd., Class A	630	1,354
Shanghai M&G Stationery, Inc., Class A	37	291
Shanghai Putailai New Energy Technology Co. Ltd., Class A	39	323
Shenzhen Inovance Technology Co. Ltd., Class A	80	848
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	34	1,681
Shenzhou International Group Holdings Ltd.	97	1,228
Sichuan Swellfun Co. Ltd., Class A	38	456
Silergy Corp.	44	895
SITC International Holdings Co. Ltd.	9	20
Skshu Paint Co. Ltd., Class A *	79	1,457
StarPower Semiconductor Ltd., Class A	3	136
StarPower Semiconductor Ltd., Class A	9	415
Suzhou Maxwell Technologies Co. Ltd., Class A	12	763
Tencent Holdings Ltd.	258	12,553
Tongwei Co. Ltd., Class A	77	482
Wanhua Chemical Group Co. Ltd., Class A	125	1,788
Wilmar International Ltd.	14	43
Wuliangye Yibin Co. Ltd., Class A	40	1,231
WuXi AppTec Co. Ltd., Class H (a)	71	919
Wuxi Biologics Cayman, Inc. * (a)	109	910
Xinyi Glass Holdings Ltd.	12	26
XPeng, Inc., Class A *	52	276
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	47	395
Yonyou Network Technology Co. Ltd., Class A	130	473
Yunnan Energy New Material Co. Ltd.	15	347
Zhejiang Dingli Machinery Co. Ltd., Class A	53	429
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	48	488
Zhejiang Supcon Technology Co. Ltd., Class A	3	38
Zhejiang Supcon Technology Co. Ltd., Class A	10	138
Zhuzhou CRRC Times Electric Co. Ltd.	23	121
Zhuzhou CRRC Times Electric Co. Ltd., Class A	42	351
Zijin Mining Group Co. Ltd., Class H	534	883
		122,088
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	—	49
AP Moller - Maersk A/S, Class B	—	80
Carlsberg A/S, Class B	1	98
Chr Hansen Holding A/S	1	56
Coloplast A/S, Class B	19	2,236
Danske Bank A/S	5	103
Demant A/S *	1	19
DSV A/S	1	222
Genmab A/S *	—	185
Novo Nordisk A/S, Class B	117	16,256
Novozymes A/S, Class B (b)	1	76
Orsted A/S (a)	1	120
Pandora A/S	1	54

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Denmark — continued
ROCKWOOL A/S, Class B	—	18
Tryg A/S	3	59
Vestas Wind Systems A/S	7	212
		19,843
Finland — 0.3%
Elisa OYJ	1	58
Fortum OYJ	3	48
Kesko OYJ, Class B	2	45
Kone OYJ, Class B	2	133
Neste OYJ	3	145
Nokia OYJ	39	184
Nordea Bank Abp	646	7,552
Orion OYJ, Class B	1	41
Sampo OYJ, Class A	4	181
Stora Enso OYJ, Class R	4	57
UPM-Kymmene OYJ	4	139
Wartsila OYJ Abp	3	32
		8,615
France — 3.2%
Accor SA *	1	40
Adevinta ASA *	2	18
Aeroports de Paris *	—	33
Air Liquide SA	4	598
Airbus SE	89	11,102
Alstom SA	2	68
Amundi SA (a)	—	28
Arkema SA	—	43
AXA SA	13	418
BioMerieux	—	30
BNP Paribas SA	8	547
Bollore SE	6	35
Bouygues SA	2	54
Bureau Veritas SA	2	60
Capgemini SE	15	2,785
Carrefour SA	4	82
Cie de Saint-Gobain	4	203
Cie Generale des Etablissements Michelin SCA	365	11,538
Covivio, REIT	—	23
Credit Agricole SA	9	105
Danone SA	5	253
Dassault Aviation SA	—	30
Dassault Systemes SE	5	178
Edenred	2	98
Eiffage SA	1	64
Electricite de France SA	4	55
Engie SA	13	186

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
EssilorLuxottica SA	2	383
Eurazeo SE	—	22
Gecina SA, REIT	—	39
Getlink SE	3	53
Hermes International	—	425
Ipsen SA	—	28
Kering SA	1	335
Klepierre SA, REIT *	2	39
La Francaise des Jeux SAEM (a)	1	32
Legrand SA	2	171
L'Oreal SA	8	3,244
LVMH Moet Hennessy Louis Vuitton SE	43	37,209
Orange SA	14	151
Pernod Ricard SA	2	308
Publicis Groupe SA	2	116
Remy Cointreau SA	—	31
Renault SA *	1	56
Safran SA	31	4,431
Sanofi	8	801
Sartorius Stedim Biotech	—	69
SEB SA	—	18
Societe Generale SA	6	172
Sodexo SA	1	63
Teleperformance	—	118
Thales SA	1	101
TotalEnergies SE (b)	91	5,620
Ubisoft Entertainment SA *	1	14
Unibail-Rodamco-Westfield, REIT *	1	54
Valeo	1	32
Veolia Environnement SA	5	142
Vinci SA	208	23,483
Vivendi SE	5	56
Wendel SE	—	20
Worldline SA * (a)	2	78
		106,588
Germany — 1.2%
adidas AG	14	2,253
Allianz SE (Registered)	23	5,546
Aroundtown SA	7	20
BASF SE	7	378
Bayer AG (Registered)	7	439
Bayerische Motoren Werke AG	2	242
Bayerische Motoren Werke AG (Preference)	—	40
Bechtle AG	1	25
Beiersdorf AG	1	88
Brenntag SE	1	83
Carl Zeiss Meditec AG	—	42

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Commerzbank AG *	8	87
Continental AG	1	55
Covestro AG (a)	1	64
Daimler Truck Holding AG *	3	109
Deutsche Bank AG (Registered)	15	198
Deutsche Boerse AG	14	2,524
Deutsche Lufthansa AG (Registered) *	4	45
Deutsche Post AG (Registered)	7	306
Deutsche Telekom AG (Registered)	106	2,360
Dr Ing hc F Porsche AG (Preference) *	1	97
E.ON SE	16	176
Evonik Industries AG	2	33
Fresenius Medical Care AG & Co. KGaA (b)	1	55
Fresenius SE & Co. KGaA	3	88
GEA Group AG	1	49
Hannover Rueck SE	—	88
HeidelbergCement AG	1	71
HelloFresh SE *	1	29
Henkel AG & Co. KGaA	1	49
Henkel AG & Co. KGaA (Preference)	1	91
Infineon Technologies AG	9	338
Knorr-Bremse AG	1	34
LEG Immobilien SE	1	42
Mercedes-Benz Group AG	6	428
Merck KGaA	1	194
MTU Aero Engines AG	—	96
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1	363
Nemetschek SE	—	22
Porsche Automobil Holding SE (Preference)	1	66
Puma SE	1	51
Rational AG	—	24
Rheinmetall AG	—	73
RWE AG	301	13,396
SAP SE	8	888
Sartorius AG (Preference)	—	78
Scout24 SE (a)	1	33
Siemens AG (Registered)	6	857
Siemens Energy AG	3	65
Siemens Healthineers AG (a)	2	109
Symrise AG	1	101
Telefonica Deutschland Holding AG	7	22
United Internet AG (Registered)	1	16
Volkswagen AG	—	37
Volkswagen AG (Preference)	48	6,630
Vonovia SE	5	145
Zalando SE * (a)	2	75
		39,913

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — 0.0% ^
Hellenic Telecommunications Organization SA	42	659
Hong Kong — 0.5%
AIA Group Ltd.	998	11,283
CK Asset Holdings Ltd.	15	95
CK Infrastructure Holdings Ltd.	5	25
CLP Holdings Ltd.	12	89
Futu Holdings Ltd., ADR * (b)	—	22
Hang Lung Properties Ltd.	15	28
Hang Seng Bank Ltd.	5	90
Henderson Land Development Co. Ltd.	10	37
HK Electric Investments & HK Electric Investments Ltd. (a)	19	13
HKT Trust & HKT Ltd.	27	35
Hong Kong & China Gas Co. Ltd.	78	79
Hong Kong Exchanges & Clearing Ltd.	69	3,121
Hongkong Land Holdings Ltd.	8	39
Jardine Matheson Holdings Ltd.	1	59
Link, REIT	15	122
MTR Corp. Ltd.	11	59
New World Development Co. Ltd.	11	31
Power Assets Holdings Ltd.	10	57
Prudential plc	107	1,773
Sino Land Co. Ltd.	24	31
Sun Hung Kai Properties Ltd.	11	149
Swire Pacific Ltd., Class A	4	32
Swire Properties Ltd.	8	24
Techtronic Industries Co. Ltd.	62	799
WH Group Ltd. (a)	59	36
Wharf Real Estate Investment Co. Ltd.	12	69
		18,197
Hungary — 0.0% ^
OTP Bank Nyrt.	21	619
India — 0.8%
HDFC Bank Ltd., ADR	320	21,545
ICICI Bank Ltd., ADR	70	1,458
Infosys Ltd., ADR	122	2,289
		25,292
Indonesia — 0.3%
Bank Central Asia Tbk. PT	9,297	5,276
Bank Rakyat Indonesia Persero Tbk. PT	5,168	1,585
Telkom Indonesia Persero Tbk. PT	9,209	2,380
		9,241
Ireland — 0.0% ^
AerCap Holdings NV *	1	61
AIB Group plc	8	32
Bank of Ireland Group plc	8	82

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
CRH plc	5	254
Kerry Group plc, Class A	1	93
Kerry Group plc, Class A	—	13
Kingspan Group plc	—	10
Kingspan Group plc	1	62
Smurfit Kappa Group plc	2	74
		681
Israel — 0.0% ^
Azrieli Group Ltd.	—	20
Bank Hapoalim BM	9	82
Bank Leumi Le-Israel BM	11	97
Bezeq The Israeli Telecommunication Corp. Ltd.	15	24
Check Point Software Technologies Ltd. *	1	93
Elbit Systems Ltd.	—	32
ICL Group Ltd.	5	40
Israel Discount Bank Ltd., Class A	9	45
Mizrahi Tefahot Bank Ltd.	1	36
Nice Ltd. *	—	94
Teva Pharmaceutical Industries Ltd., ADR *	8	84
Tower Semiconductor Ltd. *	1	33
Wix.com Ltd. *	—	35
ZIM Integrated Shipping Services Ltd. (b)	1	11
		726
Italy — 0.1%
Amplifon SpA	1	24
Assicurazioni Generali SpA	8	155
Coca-Cola HBC AG *	1	35
Davide Campari-Milano NV	4	40
DiaSorin SpA	—	23
Enel SpA	58	344
Eni SpA	18	276
Ferrari NV	1	226
FinecoBank Banca Fineco SpA	4	79
Infrastrutture Wireless Italiane SpA (a)	2	26
Intesa Sanpaolo SpA	120	315
Mediobanca Banca di Credito Finanziario SpA	4	46
Moncler SpA	2	92
Nexi SpA * (a)	4	37
Poste Italiane SpA (a)	4	40
Prysmian SpA	2	75
Recordati Industria Chimica e Farmaceutica SpA	1	33
Snam SpA	15	74
Telecom Italia SpA * (b)	71	20
Terna - Rete Elettrica Nazionale	10	80
UniCredit SpA	14	269
		2,309

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 2.4%
Advantest Corp.	1	100
Aeon Co. Ltd.	5	96
AGC, Inc.	1	52
Aisin Corp.	1	29
Ajinomoto Co., Inc.	3	109
ANA Holdings, Inc. *	1	24
Asahi Group Holdings Ltd.	3	106
Asahi Intecc Co. Ltd.	2	28
Asahi Kasei Corp.	9	67
Astellas Pharma, Inc.	13	194
Azbil Corp.	1	25
Bandai Namco Holdings, Inc.	1	94
Bridgestone Corp.	4	157
Brother Industries Ltd.	2	28
Canon, Inc.	7	160
Capcom Co. Ltd.	1	39
Central Japan Railway Co.	1	122
Chiba Bank Ltd. (The)	4	28
Chubu Electric Power Co., Inc.	5	50
Chugai Pharmaceutical Co. Ltd.	5	124
Concordia Financial Group Ltd.	8	34
CyberAgent, Inc.	3	29
Dai Nippon Printing Co. Ltd.	1	35
Daifuku Co. Ltd.	1	39
Dai-ichi Life Holdings, Inc.	7	167
Daiichi Sankyo Co. Ltd.	13	396
Daikin Industries Ltd.	2	313
Daito Trust Construction Co. Ltd.	—	40
Daiwa House Industry Co. Ltd.	4	106
Daiwa House REIT Investment Corp., REIT	—	33
Daiwa Securities Group, Inc.	9	45
Denso Corp.	3	167
Dentsu Group, Inc.	2	52
Disco Corp.	—	60
East Japan Railway Co.	2	123
Eisai Co. Ltd.	2	111
ENEOS Holdings, Inc.	22	78
FANUC Corp.	36	6,431
Fast Retailing Co. Ltd.	—	243
Fuji Electric Co. Ltd.	1	36
FUJIFILM Holdings Corp.	3	138
Fujitsu Ltd.	1	199
GLP J-REIT, REIT	—	35
GMO Payment Gateway, Inc.	—	28
Hakuhodo DY Holdings, Inc.	2	17
Hamamatsu Photonics KK	1	53
Hankyu Hanshin Holdings, Inc.	2	48

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Hikari Tsushin, Inc.	—	29
Hirose Electric Co. Ltd.	—	26
Hitachi Construction Machinery Co. Ltd.	1	19
Hitachi Ltd.	7	367
Honda Motor Co. Ltd.	12	289
Hoshizaki Corp.	1	29
Hoya Corp.	96	10,568
Hulic Co. Ltd.	3	22
Ibiden Co. Ltd.	1	31
Idemitsu Kosan Co. Ltd.	1	35
Iida Group Holdings Co. Ltd.	1	17
Inpex Corp.	7	82
Isuzu Motors Ltd.	4	53
Ito En Ltd.	—	14
ITOCHU Corp.	8	275
Itochu Techno-Solutions Corp.	1	15
Japan Airlines Co. Ltd. *	1	23
Japan Exchange Group, Inc.	4	57
Japan Metropolitan Fund Invest, REIT	—	39
Japan Post Bank Co. Ltd.	3	25
Japan Post Holdings Co. Ltd.	17	149
Japan Post Insurance Co. Ltd.	2	27
Japan Real Estate Investment Corp., REIT	—	39
Japan Tobacco, Inc.	9	175
JFE Holdings, Inc.	3	46
JSR Corp.	1	29
Kajima Corp.	3	36
Kakaku.com, Inc.	1	17
Kansai Electric Power Co., Inc. (The)	5	48
Kao Corp.	3	141
KDDI Corp.	12	362
Keio Corp.	1	26
Keisei Electric Railway Co. Ltd.	1	26
Keyence Corp.	22	10,358
Kikkoman Corp.	1	58
Kintetsu Group Holdings Co. Ltd.	1	42
Kirin Holdings Co. Ltd.	6	91
Kobayashi Pharmaceutical Co. Ltd.	1	36
Kobe Bussan Co. Ltd.	1	32
Koei Tecmo Holdings Co. Ltd.	1	15
Koito Manufacturing Co. Ltd.	1	25
Komatsu Ltd.	7	165
Konami Group Corp.	1	34
Kose Corp.	—	22
Kubota Corp.	7	110
Kurita Water Industries Ltd.	1	36
Kyocera Corp.	2	119

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Kyowa Kirin Co. Ltd.	2	42
Lasertec Corp.	1	95
Lixil Corp.	2	36
M3, Inc.	3	87
Makita Corp.	2	43
Marubeni Corp.	11	136
Mazda Motor Corp.	4	33
McDonald's Holdings Co. Japan Ltd.	1	28
MEIJI Holdings Co. Ltd.	1	36
MINEBEA MITSUMI, Inc.	2	44
MISUMI Group, Inc.	2	50
Mitsubishi Chemical Group Corp.	9	51
Mitsubishi Corp.	9	305
Mitsubishi Electric Corp.	14	152
Mitsubishi Estate Co. Ltd.	8	109
Mitsubishi HC Capital, Inc.	5	23
Mitsubishi Heavy Industries Ltd.	2	90
Mitsubishi UFJ Financial Group, Inc.	381	2,794
Mitsui & Co. Ltd.	10	301
Mitsui Chemicals, Inc.	1	31
Mitsui Fudosan Co. Ltd.	6	122
Mitsui OSK Lines Ltd.	2	62
Mizuho Financial Group, Inc.	17	270
MonotaRO Co. Ltd.	2	27
MS&AD Insurance Group Holdings, Inc.	3	103
Murata Manufacturing Co. Ltd.	4	234
NEC Corp.	2	65
Nexon Co. Ltd.	3	84
NGK Insulators Ltd.	2	22
Nidec Corp.	3	177
Nihon M&A Center Holdings, Inc.	2	22
Nintendo Co. Ltd.	8	343
Nippon Building Fund, Inc., REIT	—	48
NIPPON EXPRESS HOLDINGS, Inc.	1	35
Nippon Paint Holdings Co. Ltd.	6	55
Nippon Prologis REIT, Inc., REIT	—	36
Nippon Sanso Holdings Corp.	1	20
Nippon Shinyaku Co. Ltd.	—	21
Nippon Steel Corp.	6	121
Nippon Telegraph & Telephone Corp.	100	2,990
Nippon Yusen KK	3	83
Nissan Chemical Corp.	1	42
Nissan Motor Co. Ltd.	17	60
Nisshin Seifun Group, Inc.	1	16
Nissin Foods Holdings Co. Ltd.	—	31
Nitori Holdings Co. Ltd.	1	79
Nitto Denko Corp.	1	65

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Nomura Holdings, Inc.	21	83
Nomura Real Estate Holdings, Inc.	1	20
Nomura Real Estate Master Fund, Inc., REIT	—	36
Nomura Research Institute Ltd.	3	67
NTT Data Corp.	5	71
Obayashi Corp.	5	36
Obic Co. Ltd.	1	80
Odakyu Electric Railway Co. Ltd.	2	28
Oji Holdings Corp.	6	24
Olympus Corp.	9	167
Omron Corp.	1	75
Ono Pharmaceutical Co. Ltd.	3	59
Open House Group Co. Ltd.	1	23
Oracle Corp.	—	21
Oriental Land Co. Ltd.	1	233
ORIX Corp.	9	151
Osaka Gas Co. Ltd.	3	44
Otsuka Corp.	1	26
Otsuka Holdings Co. Ltd.	3	90
Pan Pacific International Holdings Corp.	3	52
Panasonic Holdings Corp.	16	147
Persol Holdings Co. Ltd.	1	31
Rakuten Group, Inc. *	6	32
Recruit Holdings Co. Ltd.	10	331
Renesas Electronics Corp. *	8	87
Resona Holdings, Inc.	16	86
Ricoh Co. Ltd.	4	32
Rohm Co. Ltd.	1	48
SBI Holdings, Inc.	2	36
SCSK Corp.	1	16
Secom Co. Ltd.	1	89
Seiko Epson Corp.	2	31
Sekisui Chemical Co. Ltd.	3	38
Sekisui House Ltd.	4	83
Seven & i Holdings Co. Ltd.	5	255
SG Holdings Co. Ltd.	2	31
Sharp Corp.	2	14
Shimadzu Corp.	2	52
Shimano, Inc.	1	89
Shimizu Corp.	4	22
Shin-Etsu Chemical Co. Ltd.	100	14,713
Shionogi & Co. Ltd.	2	91
Shiseido Co. Ltd.	3	146
Shizuoka Financial Group, Inc.	3	27
SMC Corp.	—	203
SoftBank Corp.	21	236
SoftBank Group Corp.	9	412

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Sompo Holdings, Inc.	2	95
Sony Group Corp.	49	4,423
Square Enix Holdings Co. Ltd.	1	28
Subaru Corp.	4	72
SUMCO Corp.	2	37
Sumitomo Chemical Co. Ltd.	11	41
Sumitomo Corp.	8	144
Sumitomo Electric Industries Ltd.	5	62
Sumitomo Metal Mining Co. Ltd.	2	77
Sumitomo Mitsui Financial Group, Inc.	9	404
Sumitomo Mitsui Trust Holdings, Inc.	2	87
Sumitomo Realty & Development Co. Ltd.	2	54
Suntory Beverage & Food Ltd.	1	30
Suzuki Motor Corp.	3	101
Sysmex Corp.	1	80
T&D Holdings, Inc.	4	62
Taisei Corp.	1	45
Takeda Pharmaceutical Co. Ltd.	11	340
TDK Corp.	3	100
Terumo Corp.	5	134
TIS, Inc.	2	46
Tobu Railway Co. Ltd.	1	30
Toho Co. Ltd.	1	30
Tokio Marine Holdings, Inc.	122	2,562
Tokyo Electric Power Co. Holdings, Inc. *	11	41
Tokyo Electron Ltd.	23	7,969
Tokyo Gas Co. Ltd.	3	59
Tokyu Corp.	4	50
TOPPAN, Inc.	2	31
Toray Industries, Inc.	10	61
Toshiba Corp.	3	100
Tosoh Corp.	2	25
TOTO Ltd.	1	39
Toyota Industries Corp.	1	67
Toyota Motor Corp.	76	1,113
Toyota Tsusho Corp.	1	64
Trend Micro, Inc. *	1	50
Unicharm Corp.	3	107
USS Co. Ltd.	1	25
Welcia Holdings Co. Ltd.	1	16
West Japan Railway Co.	2	67
Yakult Honsha Co. Ltd.	1	64
Yamaha Corp.	1	39
Yamaha Motor Co. Ltd.	2	52
Yamato Holdings Co. Ltd.	2	35
Yaskawa Electric Corp.	2	66
Yokogawa Electric Corp.	2	28

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Z Holdings Corp.	19	55
ZOZO, Inc.	1	23
		82,780
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	1	25
Luxembourg — 0.0% ^
ArcelorMittal SA	4	117
Eurofins Scientific SE	1	70
		187
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	16	111
Sands China Ltd. *	256	962
		1,073
Mexico — 0.3%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	86	1,479
Grupo Aeroportuario del Sureste SAB de CV, ADR *	6	1,492
Grupo Financiero Banorte SAB de CV, Class O	310	2,569
Wal-Mart de Mexico SAB de CV	1,012	3,953
		9,493
Netherlands — 1.0%
ABN AMRO Bank NV, CVA (a)	3	50
Adyen NV * (a)	—	234
Aegon NV	13	71
Akzo Nobel NV	1	97
Argenx SE *	—	86
Argenx SE *	—	64
ASM International NV	—	114
ASML Holding NV	31	20,757
Euronext NV (a)	1	49
EXOR NV *	1	62
Heineken Holding NV	1	59
Heineken NV	2	186
IMCD NV	—	65
ING Groep NV	27	391
JDE Peet's NV	1	21
Koninklijke Ahold Delhaize NV	8	224
Koninklijke DSM NV	1	161
Koninklijke KPN NV	24	81
Koninklijke Philips NV	6	110
NN Group NV	2	87
OCI NV	1	26
Randstad NV	1	55
Shell plc	306	8,981

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Universal Music Group NV	5	132
Wolters Kluwer NV	2	205
		32,368
New Zealand — 0.0% ^
Auckland International Airport Ltd. *	9	49
Fisher & Paykel Healthcare Corp. Ltd.	4	68
Mercury NZ Ltd.	5	19
Meridian Energy Ltd.	9	32
Spark New Zealand Ltd.	13	45
Xero Ltd. *	1	53
		266
Norway — 0.0% ^
Aker BP ASA	2	69
DNB Bank ASA	7	124
Equinor ASA	7	211
Gjensidige Forsikring ASA	1	26
Kongsberg Gruppen ASA	1	25
Mowi ASA	3	54
Norsk Hydro ASA	10	78
Orkla ASA	5	40
Salmar ASA (b)	—	21
Telenor ASA	5	52
		700
Peru — 0.0% ^
Credicorp Ltd.	9	1,203
Poland — 0.0% ^
Dino Polska SA * (a)	13	1,201
Portugal — 0.0% ^
EDP - Energias de Portugal SA	20	99
Galp Energia SGPS SA	4	49
Jeronimo Martins SGPS SA	2	44
		192
Qatar — 0.0% ^
Qatar National Bank QPSC	147	727
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (a)	58	19
TCS Group Holding plc, GDR ‡ * (a)	17	12
		31
Saudi Arabia — 0.1%
Saudi Basic Industries Corp.	37	915
Saudi National Bank (The)	68	865
		1,780

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — 0.2%
CapitaLand Ascendas, REIT	24	53
CapitaLand Integrated Commercial Trust, REIT	38	62
Capitaland Investment Ltd.	19	57
City Developments Ltd.	3	18
DBS Group Holdings Ltd.	196	5,380
Genting Singapore Ltd.	43	33
Grab Holdings Ltd., Class A *	9	35
Jardine Cycle & Carriage Ltd.	1	18
Keppel Corp. Ltd.	10	61
Mapletree Logistics Trust, REIT	24	31
Mapletree Pan Asia Commercial Trust, REIT	17	23
Oversea-Chinese Banking Corp. Ltd.	24	240
Sea Ltd., ADR *	3	167
Singapore Airlines Ltd.	10	43
Singapore Exchange Ltd.	6	43
Singapore Technologies Engineering Ltd.	11	31
Singapore Telecommunications Ltd.	59	113
STMicroelectronics NV	5	231
United Overseas Bank Ltd.	9	193
UOL Group Ltd.	3	18
Venture Corp. Ltd.	2	28
		6,878
South Africa — 0.3%
Anglo American plc	88	3,798
Bid Corp. Ltd.	44	901
Capitec Bank Holdings Ltd. (b)	8	859
Clicks Group Ltd.	57	870
FirstRand Ltd.	316	1,174
Sanlam Ltd.	221	716
Vodacom Group Ltd.	69	481
		8,799
South Korea — 0.8%
Delivery Hero SE * (a)	28	1,692
HL Mando Co. Ltd. *	19	690
JYP Entertainment Corp. *	17	1,016
KB Financial Group, Inc.	41	1,857
Kia Corp.	14	773
KIWOOM Securities Co. Ltd. *	5	399
LG Chem Ltd.	5	2,623
LG H&H Co. Ltd.	1	538
NAVER Corp.	5	770
NCSoft Corp. *	1	490
Samsung Electronics Co. Ltd.	276	13,763
SK Hynix, Inc.	28	2,069

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
SK Telecom Co. Ltd.	15	564
S-Oil Corp.	10	734
		27,978
Spain — 0.2%
Acciona SA	—	34
ACS Actividades de Construccion y Servicios SA	2	49
Aena SME SA * (a)	1	80
Amadeus IT Group SA *	3	204
Banco Bilbao Vizcaya Argentaria SA	44	307
Banco Santander SA	120	421
CaixaBank SA	32	141
Cellnex Telecom SA (a)	4	153
Corp. ACCIONA Energias Renovables SA	—	19
EDP Renovaveis SA (b)	2	45
Enagas SA	2	32
Endesa SA	2	45
Ferrovial SA	4	103
Grifols SA *	2	28
Iberdrola SA *	5	62
Iberdrola SA	362	4,251
Industria de Diseno Textil SA	8	242
Naturgy Energy Group SA	1	29
Red Electrica Corp. SA	3	52
Repsol SA	10	163
Telefonica SA	37	142
		6,602
Sweden — 0.7%
Alfa Laval AB	2	65
Assa Abloy AB, Class B	7	169
Atlas Copco AB, Class A	237	2,818
Atlas Copco AB, Class B	11	118
Boliden AB	2	88
Electrolux AB, Class B (b)	2	22
Embracer Group AB *	5	22
Epiroc AB, Class A	5	92
Epiroc AB, Class B	3	46
EQT AB	2	48
Essity AB, Class B	4	114
Evolution AB (a)	1	148
Fastighets AB Balder, Class B *	4	23
Getinge AB, Class B	2	37
H & M Hennes & Mauritz AB, Class B (b)	5	65
Hexagon AB, Class B	14	160
Holmen AB, Class B	1	28
Husqvarna AB, Class B	3	25
Industrivarden AB, Class A	1	25

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Industrivarden AB, Class C	1	29
Indutrade AB	2	43
Investment AB Latour, Class B	1	22
Investor AB, Class A	4	71
Investor AB, Class B	13	254
Kinnevik AB, Class B *	2	27
L E Lundbergforetagen AB, Class B	1	25
Lifco AB, Class B	2	31
Nibe Industrier AB, Class B	11	118
Sagax AB, Class B	1	34
Sandvik AB	8	158
Securitas AB, Class B	4	32
Skandinaviska Enskilda Banken AB, Class A	12	140
Skanska AB, Class B	2	43
SKF AB, Class B	3	48
Svenska Cellulosa AB SCA, Class B	4	60
Svenska Handelsbanken AB, Class A	10	109
Swedbank AB, Class A	6	125
Swedish Orphan Biovitrum AB *	1	27
Tele2 AB, Class B	4	35
Telefonaktiebolaget LM Ericsson, Class B	21	121
Telia Co. AB	19	49
Volvo AB, Class A	1	30
Volvo AB, Class B	832	16,508
Volvo Car AB, Class B * (b)	4	21
		22,273
Switzerland — 0.2%
ABB Ltd. (Registered)	11	393
Adecco Group AG (Registered)	1	43
Alcon, Inc.	4	268
Bachem Holding AG, Class B	—	21
Baloise Holding AG (Registered)	—	54
Banque Cantonale Vaudoise (Registered)	—	21
Barry Callebaut AG (Registered)	—	50
BKW AG	—	22
Chocoladefabriken Lindt & Spruengli AG	—	77
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	112
Cie Financiere Richemont SA (Registered)	4	577
Clariant AG (Registered) *	2	26
Credit Suisse Group AG (Registered)	26	89
EMS-Chemie Holding AG (Registered)	—	38
Geberit AG (Registered)	—	145
Givaudan SA (Registered)	—	217
Julius Baer Group Ltd.	2	98
Kuehne + Nagel International AG (Registered)	1	92
Logitech International SA (Registered)	1	72
Lonza Group AG (Registered)	1	302

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
Novartis AG (Registered)	16	1,403
Partners Group Holding AG	—	151
Schindler Holding AG	—	62
Schindler Holding AG (Registered)	—	34
SGS SA (Registered)	—	112
SIG Group AG *	2	54
Sika AG (Registered)	1	296
Sonova Holding AG (Registered)	—	95
Straumann Holding AG (Registered)	1	104
Swatch Group AG (The)	—	75
Swatch Group AG (The) (Registered)	—	24
Swiss Life Holding AG (Registered)	—	131
Swiss Prime Site AG (Registered)	1	49
Swisscom AG (Registered)	—	109
Temenos AG (Registered)	1	32
UBS Group AG (Registered)	24	513
VAT Group AG (a)	—	60
Wizz Air Holdings plc * (a)	13	418
Zurich Insurance Group AG	1	533
		6,972
Taiwan — 1.2%
Accton Technology Corp.	88	719
Advantech Co. Ltd.	64	735
ASE Technology Holding Co. Ltd.	181	611
ASPEED Technology, Inc.	10	708
Chailease Holding Co. Ltd.	110	825
Eclat Textile Co. Ltd.	47	784
eMemory Technology, Inc.	6	329
Largan Precision Co. Ltd.	12	856
Realtek Semiconductor Corp.	59	634
Taiwan Semiconductor Manufacturing Co. Ltd.	717	12,653
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	241	22,330
		41,184
Thailand — 0.1%
PTT Exploration & Production PCL	189	986
SCB X PCL	328	1,040
Thai Oil PCL	781	1,374
		3,400
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	3	—(c)
United Kingdom — 2.0%
3i Group plc	7	136
abrdn plc	16	41
Admiral Group plc	1	35
Ashtead Group plc	3	208

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Associated British Foods plc	3	58
AstraZeneca plc	163	21,364
Auto Trader Group plc (a)	7	52
Aviva plc	20	114
BAE Systems plc	22	238
Barclays plc	115	265
Barratt Developments plc	7	41
Berkeley Group Holdings plc	1	41
BP plc	2,686	16,225
British American Tobacco plc	15	588
British Land Co. plc (The), REIT	6	34
BT Group plc	50	77
Bunzl plc	2	89
Burberry Group plc	3	86
CK Hutchison Holdings Ltd.	4	28
CK Hutchison Holdings Ltd.	15	92
CNH Industrial NV	7	130
Coca-Cola Europacific Partners plc	2	83
Compass Group plc	13	303
Croda International plc	1	85
DCC plc	1	40
Diageo plc	261	11,406
Entain plc	4	78
Experian plc	7	242
Halma plc	3	72
Hargreaves Lansdown plc	3	28
HSBC Holdings plc	143	1,055
Imperial Brands plc	7	163
Informa plc	10	86
InterContinental Hotels Group plc	1	92
Intertek Group plc	1	62
J Sainsbury plc	13	40
JD Sports Fashion plc	18	37
Johnson Matthey plc	1	36
Just Eat Takeaway.com NV * (a)	1	33
Kingfisher plc	14	49
Land Securities Group plc, REIT	5	44
Legal & General Group plc	43	135
Linde plc	11	3,665
Lloyds Banking Group plc	2,260	1,471
London Stock Exchange Group plc	2	216
M&G plc	18	46
Melrose Industries plc	29	51
National Grid plc	26	334
NatWest Group plc	38	145
Next plc	1	76
Ocado Group plc *	4	33

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Pearson plc	5	54
Persimmon plc	2	40
Phoenix Group Holdings plc	5	42
Reckitt Benckiser Group plc	5	366
RELX plc	14	408
RELX plc	130	3,877
Rentokil Initial plc	18	109
Rolls-Royce Holdings plc *	60	79
Sage Group plc (The)	7	70
Schroders plc	5	31
Segro plc, REIT	9	89
Severn Trent plc	2	63
Smith & Nephew plc	6	86
Smiths Group plc	3	57
Spirax-Sarco Engineering plc	1	75
SSE plc	8	164
St. James's Place plc	4	59
Standard Chartered plc	18	151
Taylor Wimpey plc	25	37
Tesco plc	54	163
Unilever plc	18	929
United Utilities Group plc	5	64
Vodafone Group plc	190	219
Whitbread plc	2	55
WPP plc	8	91
		67,526
United States — 33.4%
AbbVie, Inc.	194	28,627
Advanced Micro Devices, Inc. *	101	7,580
AGCO Corp.	4	491
Albertsons Cos., Inc., Class A	25	533
Alcoa Corp. (b)	24	1,260
Alnylam Pharmaceuticals, Inc. *	9	2,141
Alphabet, Inc., Class C *	104	10,395
Amazon.com, Inc. *	560	57,740
Ameren Corp.	15	1,318
American Electric Power Co., Inc.	6	568
American Express Co.	58	10,155
American Homes 4 Rent, Class A, REIT	29	1,003
American International Group, Inc.	7	420
AmerisourceBergen Corp.	13	2,254
AMETEK, Inc.	20	2,843
Amgen, Inc.	6	1,569
Analog Devices, Inc.	92	15,820
Apple Hospitality REIT, Inc., REIT	29	519
Apple, Inc.	274	39,540
Aramark	43	1,894

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
AutoZone, Inc. *	1	1,483
Axalta Coating Systems Ltd. *	34	1,034
Baker Hughes Co.	262	8,316
Bank of America Corp.	678	24,055
Bath & Body Works, Inc.	13	588
Baxter International, Inc.	12	548
BellRing Brands, Inc. *	21	589
Berkshire Hathaway, Inc., Class B *	18	5,709
Best Buy Co., Inc.	6	559
Biogen, Inc. *	2	496
BioMarin Pharmaceutical, Inc. *	7	849
BJ's Wholesale Club Holdings, Inc. *	10	722
Blackstone, Inc.	35	3,314
Booking Holdings, Inc. *	7	17,229
Boston Scientific Corp. *	230	10,648
Bristol-Myers Squibb Co.	362	26,311
Brixmor Property Group, Inc., REIT	39	917
Bunge Ltd.	6	576
Burlington Stores, Inc. *	12	2,729
Capital One Financial Corp.	23	2,753
Carlisle Cos., Inc.	3	758
Carrier Global Corp.	21	975
CBRE Group, Inc., Class A *	12	1,018
Centene Corp. *	27	2,067
CenterPoint Energy, Inc.	28	829
Charles Schwab Corp. (The)	59	4,530
Charter Communications, Inc., Class A *	32	12,152
Chemours Co. (The)	32	1,160
Cheniere Energy, Inc.	13	2,045
Chevron Corp.	124	21,615
Chubb Ltd.	5	1,167
Cigna Corp.	3	802
Cisco Systems, Inc.	12	602
Citigroup, Inc.	40	2,106
Citizens Financial Group, Inc.	37	1,607
Claire's Stores, Inc. ‡ *	—	106
CME Group, Inc.	105	18,568
CNA Financial Corp.	10	416
Coca-Cola Co. (The)	238	14,585
Columbia Sportswear Co.	7	634
Comcast Corp., Class A	37	1,442
CommScope Holding Co., Inc. *	25	209
Computershare Ltd.	4	66
Confluent, Inc., Class A *	53	1,220
ConocoPhillips	107	13,058
Constellation Brands, Inc., Class A	7	1,531
Cooper Cos., Inc. (The)	6	2,175

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Copart, Inc. *	45	2,983
Coterra Energy, Inc.	31	781
Crowdstrike Holdings, Inc., Class A *	8	830
CSL Ltd.	3	730
CSX Corp.	18	542
CVS Health Corp.	17	1,471
CyberArk Software Ltd. *	—	41
Deere & Co.	50	20,928
Delta Air Lines, Inc. *	29	1,139
Dexcom, Inc. *	20	2,139
Diamondback Energy, Inc.	9	1,358
Dick's Sporting Goods, Inc. (b)	6	842
Dollar General Corp.	2	469
Dominion Energy, Inc.	17	1,082
Domino's Pizza, Inc. (b)	1	320
Dover Corp.	9	1,424
Dow, Inc. (b)	155	9,176
DR Horton, Inc.	6	542
EastGroup Properties, Inc., REIT (b)	2	356
Eaton Corp. plc	49	7,943
Edison International	10	679
Elanco Animal Health, Inc. *	60	828
Eli Lilly & Co.	8	2,577
Energizer Holdings, Inc.	16	610
Entegris, Inc.	18	1,416
Entergy Corp.	5	570
EOG Resources, Inc.	40	5,342
EP Energy Corp. ‡ *	5	32
EPAM Systems, Inc. *	2	763
EQT Corp.	12	385
Equifax, Inc.	8	1,664
Equity LifeStyle Properties, Inc., REIT	23	1,671
Estee Lauder Cos., Inc. (The), Class A	8	2,112
Exact Sciences Corp. * (b)	29	1,967
Exxon Mobil Corp.	20	2,264
Federal Realty Investment Trust, REIT	7	823
FedEx Corp.	10	1,972
Ferguson plc	23	3,202
Fifth Third Bancorp	26	946
First Republic Bank	10	1,415
Fiserv, Inc. *	4	434
FleetCor Technologies, Inc. *	4	899
Fortune Brands Innovations, Inc.	14	918
Freeport-McMoRan, Inc.	77	3,419
Gap, Inc. (The) (b)	23	312
Garmin Ltd.	11	1,089
General Dynamics Corp.	4	984

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Genpact Ltd.	12	575
Global Payments, Inc.	15	1,656
Globant SA *	8	1,265
Goodman Networks, Inc. ‡ *	2	—(c)
GSK plc	29	513
Haleon plc *	36	145
Hartford Financial Services Group, Inc. (The)	19	1,452
HashiCorp, Inc., Class A *	22	718
HCA Healthcare, Inc.	5	1,153
Hess Corp.	15	2,212
Hilton Worldwide Holdings, Inc.	18	2,645
Holcim AG *	4	238
Home Depot, Inc. (The)	2	666
Honeywell International, Inc.	11	2,227
Hubbell, Inc.	7	1,670
HubSpot, Inc. *	4	1,371
IAC, Inc. *	16	927
Ingersoll Rand, Inc.	41	2,297
Insulet Corp. *	6	1,690
International Business Machines Corp.	5	695
Intuit, Inc.	37	15,559
Intuitive Surgical, Inc. *	38	9,327
Invesco Ltd.	11	196
ITT, Inc.	5	424
Jabil, Inc.	11	846
James Hardie Industries plc, CHDI	3	72
Jazz Pharmaceuticals plc *	10	1,539
JBG SMITH Properties, REIT	20	401
Johnson & Johnson	10	1,712
KB Home	7	286
Keurig Dr Pepper, Inc.	25	896
Keysight Technologies, Inc. *	7	1,314
Kimco Realty Corp., REIT	58	1,298
Kinder Morgan, Inc.	67	1,224
Knight-Swift Transportation Holdings, Inc.	3	197
Kontoor Brands, Inc.	11	533
Kraft Heinz Co. (The)	32	1,311
Laboratory Corp. of America Holdings	4	1,039
Lam Research Corp.	4	1,791
Lamar Advertising Co., Class A, REIT	7	754
Lamb Weston Holdings, Inc.	4	396
Leidos Holdings, Inc.	6	593
Liberty Broadband Corp., Class C *	11	953
Liberty Media Corp.-Liberty SiriusXM, Class C *	22	893
Loews Corp.	36	2,220
Lowe's Cos., Inc.	19	3,918
Lyft, Inc., Class A *	6	100

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
M&T Bank Corp.	15	2,319
Marriott International, Inc., Class A	118	20,623
Marsh & McLennan Cos., Inc.	2	261
Martin Marietta Materials, Inc.	4	1,510
Marvell Technology, Inc.	30	1,283
Mastercard, Inc., Class A	87	32,386
McDonald's Corp.	21	5,634
McKesson Corp.	4	1,613
Medtronic plc	7	589
Merck & Co., Inc.	8	869
Meta Platforms, Inc., Class A *	126	18,827
Mettler-Toledo International, Inc. *	1	1,887
MGIC Investment Corp.	38	536
Microsoft Corp.	299	74,008
Mid-America Apartment Communities, Inc., REIT	6	1,010
Middleby Corp. (The) *	4	649
Mohawk Industries, Inc. *	8	929
Mondelez International, Inc., Class A	10	655
MongoDB, Inc. *	9	1,954
Moran Foods Backstop Equity ‡ *	24	61
Morgan Stanley	33	3,184
Murphy USA, Inc.	2	588
MYT Holding Co. ‡ *	23	18
Natera, Inc. *	19	806
National Vision Holdings, Inc. *	23	943
Nestle SA (Registered)	81	9,911
Newell Brands, Inc.	53	840
Nexstar Media Group, Inc., Class A	2	459
NextEra Energy, Inc.	153	11,400
NIKE, Inc., Class B	114	14,548
NMG, Inc. ‡ * (b)	1	164
Norfolk Southern Corp.	2	553
Northern Trust Corp.	9	892
Northrop Grumman Corp.	1	625
NVIDIA Corp.	31	6,109
Old Dominion Freight Line, Inc.	4	1,231
Oracle Corp.	15	1,357
Packaging Corp. of America	9	1,247
Palo Alto Networks, Inc. *	19	2,946
Parker-Hannifin Corp.	4	1,185
Performance Food Group Co. *	16	998
Pfizer, Inc.	17	731
PG&E Corp. *	53	847
Philip Morris International, Inc.	21	2,140
Phillips 66	12	1,234
Pioneer Natural Resources Co.	6	1,297
PNC Financial Services Group, Inc. (The)	10	1,727

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Post Holdings, Inc. *	10	912
PPG Industries, Inc.	7	914
Procter & Gamble Co. (The)	9	1,299
Progressive Corp. (The)	77	10,555
Prologis, Inc., REIT	159	20,523
Public Service Enterprise Group, Inc.	29	1,775
Public Storage, REIT	3	859
QIAGEN NV *	2	80
Qorvo, Inc. *	4	478
QUALCOMM, Inc.	21	2,856
Quanta Services, Inc.	28	4,212
Ralph Lauren Corp.	7	878
Raymond James Financial, Inc.	5	528
Rayonier, Inc., REIT	28	1,011
Raytheon Technologies Corp.	33	3,328
Regeneron Pharmaceuticals, Inc. *	27	20,677
Roche Holding AG	18	5,724
Roche Holding AG	—	70
Rockwell Automation, Inc.	1	266
Ross Stores, Inc.	126	14,886
Royal Caribbean Cruises Ltd. *	32	2,058
Royalty Pharma plc, Class A	47	1,826
S&P Global, Inc.	43	16,233
SBA Communications Corp., REIT	2	579
Schneider Electric SE	20	3,299
Seagate Technology Holdings plc	12	800
ServiceNow, Inc. *	6	2,716
SolarEdge Technologies, Inc. * (b)	8	2,613
Stanley Black & Decker, Inc.	8	673
Stellantis NV	471	7,402
Sun Communities, Inc., REIT	34	5,288
SVB Financial Group *	3	921
Swiss Re AG	2	225
Synopsys, Inc. *	7	2,615
Sysco Corp.	7	540
T. Rowe Price Group, Inc. (b)	6	733
Take-Two Interactive Software, Inc. *	2	197
Tapestry, Inc.	30	1,387
Target Corp.	42	7,148
TD SYNNEX Corp.	7	696
Tenaris SA	3	60
Tesla, Inc. *	54	9,400
Texas Instruments, Inc. (d)	7	1,293
Texas Roadhouse, Inc.	7	741
Thermo Fisher Scientific, Inc.	5	2,815
Timken Co. (The)	7	588
T-Mobile US, Inc. *	60	8,979

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Toro Co. (The)	14	1,529
Tractor Supply Co.	9	1,937
Trade Desk, Inc. (The), Class A *	24	1,214
Trane Technologies plc	47	8,504
Travelers Cos., Inc. (The)	10	1,851
Truist Financial Corp.	218	10,774
Uber Technologies, Inc. *	499	15,421
Union Pacific Corp.	70	14,281
United Parcel Service, Inc., Class B	78	14,488
UnitedHealth Group, Inc. (d)	65	32,467
US Bancorp	372	18,508
US Foods Holding Corp. *	29	1,101
Ventas, Inc., REIT	25	1,300
Verizon Communications, Inc. (d)	38	1,578
Vertex Pharmaceuticals, Inc. *	6	1,891
Vulcan Materials Co.	2	456
Walmart, Inc.	6	825
Wells Fargo & Co.	109	5,106
Welltower, Inc., REIT	6	436
WESCO International, Inc. *	10	1,538
Westrock Co.	17	677
Weyerhaeuser Co., REIT	44	1,522
Williams Cos., Inc. (The)	35	1,122
Wolfspeed, Inc. * (b)	12	897
Xcel Energy, Inc.	15	1,007
Yum! Brands, Inc.	66	8,665
Zebra Technologies Corp., Class A *	5	1,552
Zimmer Biomet Holdings, Inc.	5	625
Zoom Video Communications, Inc., Class A *	22	1,676
		1,134,021
Total Common Stocks (Cost $1,442,078)		1,868,072
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 22.2%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250	253
Glencore Funding LLC 4.13%, 5/30/2023 (e)	793	790
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (f)	843	787
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f)	679	652
		2,482
Canada — 2.2%
Bank of Montreal
(SOFRINDX + 0.27%), 4.58%, 4/14/2023 (f)	500	500

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
2.50%, 6/28/2024	88	85
0.63%, 7/9/2024	2,500	2,353
1.50%, 1/10/2025 (b)	5,421	5,092
3.70%, 6/7/2025	806	787
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (f)	885	810
Bank of Nova Scotia (The)
0.65%, 7/31/2024	681	640
1.45%, 1/10/2025	3,500	3,283
2.20%, 2/3/2025	824	784
3.45%, 4/11/2025	156	151
1.05%, 3/2/2026	884	790
1.30%, 9/15/2026	3,812	3,378
2.95%, 3/11/2027 (b)	841	788
Baytex Energy Corp. 8.75%, 4/1/2027 (e)	775	802
Bell Canada (The) Series US-5, 2.15%, 2/15/2032 (b)	924	755
Canadian Imperial Bank of Commerce
0.45%, 6/22/2023 (b)	1,463	1,438
2.25%, 1/28/2025	3,018	2,871
Canadian National Railway Co. 3.85%, 8/5/2032	51	49
Canadian Pacific Railway Co.
2.05%, 3/5/2030	662	565
7.13%, 10/15/2031	693	799
CI Financial Corp. 3.20%, 12/17/2030	2,107	1,647
Enbridge, Inc. 2.50%, 1/15/2025	1,711	1,630
Manulife Financial Corp. (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (f)	1,427	1,321
National Bank of Canada (SOFR + 1.01%), 3.75%, 6/9/2025 (f)	622	611
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (a)	GBP 4,950	5,545
1.10%, 10/19/2027 (e)	CAD 773	519
0.10%, 5/19/2028 (a)	EUR 2,955	2,723
0.05%, 11/25/2030 (a)	EUR 5,225	4,394
Open Text Corp.
3.88%, 2/15/2028 (e)	53	46
3.88%, 12/1/2029 (e)	500	416
Open Text Holdings, Inc. 4.13%, 12/1/2031 (e)	886	720
Royal Bank of Canada
0.65%, 7/29/2024	50	47
2.25%, 11/1/2024	2,550	2,447
1.60%, 1/21/2025	3,330	3,141
3.38%, 4/14/2025	4,243	4,137
1.15%, 6/10/2025	50	46
0.88%, 1/20/2026	879	791
1.20%, 4/27/2026 (b)	718	647
1.15%, 7/14/2026 (b)	884	790
6.00%, 11/1/2027	145	153
TELUS Corp. 3.40%, 5/13/2032	136	121

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Toronto-Dominion Bank (The)
0.30%, 6/2/2023 (b)	1,040	1,025
4.29%, 9/13/2024	285	283
3.77%, 6/6/2025	150	147
1.15%, 6/12/2025 (b)	860	791
0.75%, 9/11/2025	876	792
0.75%, 1/6/2026	2,815	2,520
1.20%, 6/3/2026	3,472	3,097
1.25%, 9/10/2026	4,147	3,681
4.69%, 9/15/2027 (b)	783	787
(USD Swap Semi 5 Year + 2.20%), 3.62%, 9/15/2031 (f)	1,182	1,117
Vermilion Energy, Inc.
5.63%, 3/15/2025 (b) (e)	823	801
6.88%, 5/1/2030 (e)	446	411
		74,064
France — 0.5%
BNP Paribas SA 3.50%, 3/1/2023 (e)	815	814
BPCE SA 5.03%, 1/15/2025 (e)	490	490
Danone SA 2.59%, 11/2/2023 (e)	648	635
Dexia Credit Local SA
0.50%, 7/22/2023 (a)	GBP 3,500	4,242
1.63%, 12/8/2023 (a)	GBP 2,800	3,378
1.25%, 11/26/2024 (a)	EUR 2,100	2,206
0.25%, 12/10/2026 (a)	GBP 4,200	4,469
Orange SA 9.00%, 3/1/2031 (g)	173	219
TotalEnergies Capital International SA 2.43%, 1/10/2025	810	780
TotalEnergies Capital SA 3.88%, 10/11/2028	1,670	1,652
		18,885
Germany — 0.1%
Deutsche Bank AG
0.90%, 5/28/2024	837	791
4.16%, 5/13/2025	830	819
1.69%, 3/19/2026	869	793
5.37%, 9/9/2027	768	787
Volkswagen Group of America Finance LLC 3.13%, 5/12/2023 (e)	799	795
		3,985
Japan — 1.0%
Development Bank of Japan, Inc. 3.13%, 9/6/2023 (e)	1,850	1,827
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.86%), 5.68%, 7/26/2023 (f)	590	591
2.19%, 2/25/2025	3,266	3,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 4.79%, 7/18/2025 (f)	796	792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (f)	805	804
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (f)	2,945	2,733
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (f)	902	795
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	2,365	2,136

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.02%, 7/20/2028 (f)	802	803
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (f)	601	610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.12%), 5.13%, 7/20/2033 (f)	878	882
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.47%, 9/13/2033 (b) (f)	792	816
Mizuho Financial Group, Inc.
(SOFR + 0.87%), 0.85%, 9/8/2024 (f)	372	361
(SOFR + 1.36%), 2.55%, 9/13/2025 (f)	504	480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.65%, 5/22/2026 (f)	201	189
(ICE LIBOR USD 3 Month + 1.27%), 4.25%, 9/11/2029 (f)	835	799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 5.67%, 9/13/2033 (f)	2,500	2,583
NTT Finance Corp. 0.37%, 3/3/2023 (e)	500	498
Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	833	798
2.70%, 7/16/2024	787	761
2.45%, 9/27/2024	488	469
1.47%, 7/8/2025	2,286	2,100
2.63%, 7/14/2026	844	784
1.40%, 9/17/2026	658	582
3.01%, 10/19/2026	3,085	2,882
3.45%, 1/11/2027	737	702
2.17%, 1/14/2027	211	190
3.36%, 7/12/2027	2,499	2,367
1.90%, 9/17/2028	273	233
3.04%, 7/16/2029	896	801
3.20%, 9/17/2029	50	44
2.22%, 9/17/2031	922	750
		34,251
Netherlands — 0.5%
BNG Bank NV 4.75%, 3/6/2023 (a)	AUD 602	425
Nederlandse Waterschapsbank NV
2.00%, 12/16/2024 (a)	GBP 9,110	10,783
3.50%, 7/20/2027	AUD 3,120	2,144
Shell International Finance BV
3.25%, 5/11/2025	1,292	1,262
2.88%, 5/10/2026	966	922
3.88%, 11/13/2028	807	793
		16,329
Saudi Arabia — 0.0% ^
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (e)	400	386
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (e)	6,158	5,986
1.63%, 8/2/2031 (e)	2,593	2,106
2.38%, 8/2/2041 (b) (e)	1,558	1,152
		9,244

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
South Korea — 0.1%
Korea Development Bank (The) 2.13%, 10/1/2024	1,826	1,749
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (e)	2,155	1,900
		3,649
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b) (f)	400	402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.14%, 9/14/2028 (f)	3,000	3,089
		3,491
Switzerland — 0.0% ^
Novartis Capital Corp.
3.40%, 5/6/2024	623	614
1.75%, 2/14/2025	50	48
		662
United Kingdom — 1.6%
Barclays plc
4.38%, 9/11/2024	2,266	2,235
4.38%, 1/12/2026	619	606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.50%, 8/9/2028 (b) (f)	6,847	6,893
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (f)	2,318	2,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.64%, 6/24/2031 (f)	421	347
BAT Capital Corp.
3.22%, 8/15/2024	324	315
2.26%, 3/25/2028	640	550
3.46%, 9/6/2029	1,256	1,111
4.91%, 4/2/2030	1,311	1,242
BAT International Finance plc
1.67%, 3/25/2026	53	48
4.45%, 3/16/2028	2,490	2,383
GlaxoSmithKline Capital plc 3.00%, 6/1/2024	830	812
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (f)	796	781
(SOFR + 0.71%), 0.98%, 5/24/2025 (f)	3,597	3,378
(SOFR + 1.93%), 2.10%, 6/4/2026 (f)	1,128	1,045
(SOFR + 1.29%), 1.59%, 5/24/2027 (f)	913	809
(SOFR + 2.11%), 4.75%, 6/9/2028 (f)	3,444	3,392
(SOFR + 3.35%), 7.39%, 11/3/2028 (f)	1,491	1,625
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	778	660
(SOFR + 4.25%), 8.11%, 11/3/2033 (f)	1,438	1,650
Lloyds Banking Group plc
3.90%, 3/12/2024	789	780
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (f)	792	776
4.58%, 12/10/2025	896	875
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (f)	836	788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (f)	851	819
4.65%, 3/24/2026	809	796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (f)	821	809

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
3.75%, 1/11/2027	2,753	2,622
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (f)	2,675	2,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.75%, 3/18/2028 (f)	512	487
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (f)	291	287
4.80%, 4/5/2026	817	814
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (f)	941	995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (f)	902	802
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (f)	230	213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	782	798
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (f)	2,112	2,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (f)	1,186	1,114
(ICE LIBOR USD 3 Month + 1.90%), 5.08%, 1/27/2030 (f)	200	198
RELX Capital, Inc. 4.00%, 3/18/2029	50	48
Unilever Capital Corp. 3.50%, 3/22/2028	498	480
Vmed O2 UK Financing I plc 4.75%, 7/15/2031 (e)	1,852	1,574
		52,932
United States — 15.7%
3M Co.
3.38%, 3/1/2029 (b)	3,466	3,246
2.38%, 8/26/2029	2,767	2,421
3.05%, 4/15/2030 (b)	981	883
AbbVie, Inc.
2.80%, 3/15/2023	412	411
2.85%, 5/14/2023	390	388
3.20%, 5/14/2026	825	792
2.95%, 11/21/2026	1,700	1,609
3.20%, 11/21/2029	624	580
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (b) (e)	1,928	1,947
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,012	804
AEP Texas, Inc. 3.95%, 6/1/2028	352	339
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	931	805
Agilent Technologies, Inc. 2.75%, 9/15/2029	53	47
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	789	732
Aircastle Ltd.
4.13%, 5/1/2024	1,050	1,027
4.25%, 6/15/2026	1,349	1,300
Alabama Power Co.
3.05%, 3/15/2032	2,185	1,951
3.94%, 9/1/2032	50	48
Albemarle Corp. 5.05%, 6/1/2032	1,932	1,910
Allegion plc 3.50%, 10/1/2029	897	804
Allegion US Holding Co., Inc. 5.41%, 7/1/2032	788	802
Alphabet, Inc. 1.10%, 8/15/2030	50	41
Altria Group, Inc.
4.80%, 2/14/2029	1,371	1,356
3.40%, 5/6/2030	2,015	1,783

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.45%, 2/4/2032	957	748
Amazon.com, Inc.
2.80%, 8/22/2024	1,860	1,811
4.70%, 11/29/2024	1,589	1,597
4.60%, 12/1/2025	71	72
3.30%, 4/13/2027	787	761
3.15%, 8/22/2027	1,420	1,358
4.55%, 12/1/2027	781	791
1.65%, 5/12/2028	50	44
1.50%, 6/3/2030	300	249
Ameren Illinois Co. 1.55%, 11/15/2030	50	41
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	820	809
American Express Co.
3.70%, 8/3/2023	2,076	2,064
3.40%, 2/22/2024	750	738
2.50%, 7/30/2024	51	49
3.13%, 5/20/2026	50	48
2.55%, 3/4/2027	891	826
3.30%, 5/3/2027	266	253
5.85%, 11/5/2027	52	55
(SOFR + 1.76%), 4.42%, 8/3/2033 (f)	627	609
American Homes 4 Rent LP REIT, 4.25%, 2/15/2028	1,177	1,128
American Honda Finance Corp.
0.55%, 7/12/2024	226	213
2.15%, 9/10/2024	680	653
2.00%, 3/24/2028	57	51
American Tower Corp.
REIT, 2.95%, 1/15/2025	66	64
REIT, 2.70%, 4/15/2031	953	804
REIT, 4.05%, 3/15/2032 (b)	1,077	998
American Water Capital Corp. 2.80%, 5/1/2030	144	129
Amgen, Inc.
1.65%, 8/15/2028	50	43
2.30%, 2/25/2031	951	800
AMN Healthcare, Inc. 4.00%, 4/15/2029 (e)	54	47
Aon Corp. 2.60%, 12/2/2031	50	42
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	1,341	1,144
Series BB, 4.50%, 8/1/2032	1,554	1,511
Apple, Inc.
2.50%, 2/9/2025	163	157
1.13%, 5/11/2025	3,860	3,595
3.20%, 5/13/2025	90	88
2.05%, 9/11/2026	577	535
3.35%, 2/9/2027	51	50
3.35%, 8/8/2032 (b)	1,677	1,567
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	50	47

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ares Capital Corp.
4.20%, 6/10/2024	808	795
2.88%, 6/15/2027 (b)	907	805
Arizona Public Service Co.
2.60%, 8/15/2029	1,051	906
2.20%, 12/15/2031	1,240	985
6.35%, 12/15/2032	1,141	1,246
Assurant, Inc.
4.90%, 3/27/2028	1,160	1,143
2.65%, 1/15/2032	1,217	940
AT&T, Inc.
2.95%, 7/15/2026 (b)	831	791
2.30%, 6/1/2027	283	259
1.65%, 2/1/2028	155	136
4.10%, 2/15/2028	635	624
4.35%, 3/1/2029	807	793
4.30%, 2/15/2030	527	515
Atmos Energy Corp. 1.50%, 1/15/2031	341	275
AvalonBay Communities, Inc. REIT, 3.35%, 5/15/2027	727	688
Avangrid, Inc.
3.20%, 4/15/2025	162	156
3.80%, 6/1/2029	448	422
Avery Dennison Corp. 2.65%, 4/30/2030	928	792
AXIS Specialty Finance LLC 3.90%, 7/15/2029	1,252	1,167
AXIS Specialty Finance plc 4.00%, 12/6/2027	841	805
Baker Hughes Holdings LLC 3.34%, 12/15/2027	1,842	1,746
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (f)	90	88
(SOFR + 1.11%), 3.84%, 4/25/2025 (f)	50	49
(SOFR + 0.91%), 0.98%, 9/25/2025 (f)	3,043	2,837
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (f)	195	189
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (f)	825	789
(SOFR + 0.65%), 1.53%, 12/6/2025 (f)	3,556	3,323
(SOFR + 1.33%), 3.38%, 4/2/2026 (f)	50	48
(SOFR + 1.15%), 1.32%, 6/19/2026 (f)	869	796
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (f)	830	795
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (f)	235	224
(SOFR + 2.15%), 2.59%, 4/29/2031 (f)	55	47
(SOFR + 1.37%), 1.92%, 10/24/2031 (f)	543	437
(SOFR + 1.83%), 4.57%, 4/27/2033 (f)	1,210	1,169
(SOFR + 2.16%), 5.02%, 7/22/2033 (f)	2,681	2,679
Bank of New York Mellon (The) (SOFR + 0.80%), 5.22%, 11/21/2025 (f)	1,134	1,142
Bank of New York Mellon Corp. (The)
Series 0012, 3.65%, 2/4/2024	818	807
3.25%, 9/11/2024	2,095	2,051
1.60%, 4/24/2025	362	339
3.35%, 4/25/2025	542	528

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.57%), 3.43%, 6/13/2025 (f)	801	787
(SOFR + 1.34%), 4.41%, 7/24/2026 (f)	813	807
Series J, 1.90%, 1/25/2029	941	805
(SOFR + 1.42%), 4.29%, 6/13/2033 (f)	561	543
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (f)	742	804
Bath & Body Works, Inc. 6.88%, 11/1/2035	422	385
Becton Dickinson and Co. 2.82%, 5/20/2030	903	803
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	50	49
Black Hills Corp.
1.04%, 8/23/2024	2,000	1,879
3.05%, 10/15/2029	162	142
2.50%, 6/15/2030	538	450
Block Financial LLC 3.88%, 8/15/2030	474	426
Boardwalk Pipelines LP 3.60%, 9/1/2032	499	434
Booking Holdings, Inc. 4.63%, 4/13/2030	50	50
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	1,840	1,693
Boston Properties LP
REIT, 6.75%, 12/1/2027	2,219	2,349
REIT, 4.50%, 12/1/2028	500	480
REIT, 2.90%, 3/15/2030	945	798
Boston Scientific Corp. 3.45%, 3/1/2024	50	49
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	291	282
1.45%, 11/13/2030	105	86
Brixmor Operating Partnership LP REIT, 4.05%, 7/1/2030	772	706
Broadcom, Inc.
4.15%, 11/15/2030	865	807
4.15%, 4/15/2032 (e)	1,920	1,752
4.30%, 11/15/2032	286	263
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026	837	799
2.90%, 12/1/2029	377	331
2.60%, 5/1/2031	126	107
Brown & Brown, Inc. 4.50%, 3/15/2029	923	884
Capital One Financial Corp.
3.75%, 4/24/2024	827	815
3.30%, 10/30/2024	60	58
3.20%, 2/5/2025	802	778
(SOFR + 1.37%), 4.17%, 5/9/2025 (f)	830	816
(SOFR + 2.16%), 4.98%, 7/24/2026 (f)	785	778
(SOFR + 2.06%), 4.93%, 5/10/2028 (f)	2,853	2,817
(SOFR + 1.79%), 3.27%, 3/1/2030 (f)	577	511
(SOFR + 2.60%), 5.25%, 7/26/2030 (f)	2,077	2,042
Carlisle Cos., Inc.
2.75%, 3/1/2030	114	99
2.20%, 3/1/2032	53	42

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Caterpillar Financial Services Corp.
4.90%, 1/17/2025 (b)	1,532	1,548
0.80%, 11/13/2025	5,652	5,128
Cboe Global Markets, Inc. 3.00%, 3/16/2032	51	44
CDW LLC
4.25%, 4/1/2028	1,555	1,444
3.25%, 2/15/2029	907	786
Celanese US Holdings LLC
3.50%, 5/8/2024	1,687	1,651
5.90%, 7/5/2024	50	50
6.05%, 3/15/2025	772	778
6.17%, 7/15/2027	339	343
6.33%, 7/15/2029	2,600	2,637
6.38%, 7/15/2032	128	129
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 5.28%, 3/2/2023 (f)	533	533
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,576	1,398
Century Communities, Inc. 3.88%, 8/15/2029 (e)	2,125	1,786
Charles Schwab Corp. (The)
3.63%, 4/1/2025	835	817
3.85%, 5/21/2025	489	481
2.75%, 10/1/2029	891	799
4.63%, 3/22/2030	218	221
Cheniere Energy, Inc. 4.63%, 10/15/2028	50	48
Chevron Corp. 1.55%, 5/11/2025	840	791
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (e)	1,061	1,057
Chevron USA, Inc. 3.85%, 1/15/2028	1,657	1,637
Choice Hotels International, Inc.
3.70%, 12/1/2029	770	693
3.70%, 1/15/2031	1,395	1,236
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	679	677
Cigna Corp.
3.00%, 7/15/2023	535	530
4.13%, 11/15/2025	798	789
1.25%, 3/15/2026	89	80
3.40%, 3/1/2027	169	162
2.40%, 3/15/2030	3,452	2,982
2.38%, 3/15/2031	946	802
Cincinnati Financial Corp. 6.92%, 5/15/2028	50	55
Cintas Corp. No. 2 3.45%, 5/1/2025	516	503
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (f)	250	250
Civitas Resources, Inc. 5.00%, 10/15/2026 (e)	65	61
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	871	792
Colgate-Palmolive Co. 3.25%, 8/15/2032	1,299	1,220
Comcast Corp.
3.38%, 2/15/2025	800	782
3.30%, 2/1/2027	1,764	1,696
3.55%, 5/1/2028	1,880	1,809

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.15%, 10/15/2028	1,682	1,667
3.40%, 4/1/2030	772	724
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	481	466
Constellation Brands, Inc.
3.15%, 8/1/2029	1,287	1,174
4.75%, 5/9/2032 (b)	50	50
Corebridge Global Funding 0.80%, 7/7/2023 (e)	1,596	1,568
Crown Castle, Inc.
REIT, 1.05%, 7/15/2026	2,500	2,206
REIT, 3.65%, 9/1/2027	53	51
REIT, 3.80%, 2/15/2028	542	517
REIT, 3.30%, 7/1/2030	891	810
CSX Corp.
2.60%, 11/1/2026	2,500	2,338
4.25%, 3/15/2029	392	388
2.40%, 2/15/2030	544	476
CVS Health Corp.
2.88%, 6/1/2026 (b)	1,746	1,652
3.75%, 4/1/2030	852	798
2.13%, 9/15/2031 (b)	889	729
Delek Logistics Partners LP 6.75%, 5/15/2025	825	804
Dell International LLC
5.85%, 7/15/2025	173	176
4.90%, 10/1/2026	401	399
5.30%, 10/1/2029	788	795
6.20%, 7/15/2030 (b)	745	786
Devon Energy Corp. 7.95%, 4/15/2032	50	59
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	796	651
Discover Bank
2.45%, 9/12/2024	754	721
3.45%, 7/27/2026	838	793
4.65%, 9/13/2028	1,065	1,035
2.70%, 2/6/2030	250	209
Discover Financial Services
4.10%, 2/9/2027	50	48
6.70%, 11/29/2032	211	225
Discovery Communications LLC
3.95%, 3/20/2028	5,233	4,891
4.13%, 5/15/2029	1,425	1,310
Dominion Energy, Inc.
Series A, 3.30%, 3/15/2025	540	522
Series A, 1.45%, 4/15/2026	2,267	2,047
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (f)	217	209
DR Horton, Inc. 1.30%, 10/15/2026	750	659
DTE Energy Co. 2.95%, 3/1/2030	479	421
Eagle Materials, Inc. 2.50%, 7/1/2031	748	611

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
eBay, Inc.
1.90%, 3/11/2025	2,500	2,361
6.30%, 11/22/2032	723	788
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,622	1,594
Elevance Health, Inc.
0.45%, 3/15/2023 (b)	543	540
2.38%, 1/15/2025	50	48
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	526	459
EQT Corp.
6.13%, 2/1/2025 (g)	163	165
5.00%, 1/15/2029	912	884
Equitable Holdings, Inc.
3.90%, 4/20/2023	1,557	1,554
4.35%, 4/20/2028	3,941	3,839
Essential Properties LP REIT, 2.95%, 7/15/2031	145	110
Essential Utilities, Inc.
3.57%, 5/1/2029	598	556
2.40%, 5/1/2031	220	183
Eversource Energy
2.80%, 5/1/2023	799	795
Series Q, 0.80%, 8/15/2025	109	98
Expedia Group, Inc.
3.25%, 2/15/2030	923	811
2.95%, 3/15/2031	766	645
Exxon Mobil Corp. 2.28%, 8/16/2026	1,854	1,734
Fidelity National Financial, Inc. 2.45%, 3/15/2031	385	312
Fifth Third Bancorp
1.63%, 5/5/2023	594	589
(SOFR + 2.19%), 6.36%, 10/27/2028 (f)	1,445	1,529
First American Financial Corp.
4.00%, 5/15/2030	896	818
2.40%, 8/15/2031	1,950	1,517
Florida Power & Light Co. 2.85%, 4/1/2025	810	781
FMC Corp. 3.45%, 10/1/2029	280	257
FNB Corp. 5.15%, 8/25/2025	778	775
Foot Locker, Inc. 4.00%, 10/1/2029 (e)	2,145	1,814
Fortinet, Inc. 2.20%, 3/15/2031	1,004	824
Fortune Brands Innovations, Inc.
3.25%, 9/15/2029	283	251
4.00%, 3/25/2032	785	712
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	50	48
5.25%, 9/1/2029	1,440	1,427
General Dynamics Corp. 3.75%, 5/15/2028	1,702	1,656
General Mills, Inc. 4.00%, 4/17/2025	403	397
Genuine Parts Co. 2.75%, 2/1/2032	2,415	2,012
Georgia Power Co. Series B, 2.65%, 9/15/2029	569	501

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (f)	600	596
(SOFR + 0.73%), 1.76%, 1/24/2025 (f)	548	528
3.75%, 5/22/2025	154	150
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (f)	50	48
(SOFR + 0.61%), 0.86%, 2/12/2026 (b) (f)	2,662	2,440
(SOFR + 0.79%), 1.09%, 12/9/2026 (f)	887	793
5.95%, 1/15/2027	828	861
(SOFR + 0.80%), 1.43%, 3/9/2027 (f)	891	798
(SOFR + 1.51%), 4.39%, 6/15/2027 (f)	659	646
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	2,684	2,370
(SOFR + 1.85%), 3.62%, 3/15/2028 (f)	649	618
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (f)	3,335	3,216
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	50	42
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	1,070	883
(SOFR + 1.41%), 3.10%, 2/24/2033 (f)	52	45
Golub Capital BDC, Inc. 3.38%, 4/15/2024	809	785
GSK Consumer Healthcare Capital UK plc 3.13%, 3/24/2025	816	785
GSK Consumer Healthcare Capital US LLC
3.38%, 3/24/2029	258	238
3.63%, 3/24/2032	800	732
Hercules Capital, Inc.
2.63%, 9/16/2026	1,431	1,244
3.38%, 1/20/2027	236	208
Hershey Co. (The) 2.30%, 8/15/2026	1,065	991
Hess Corp. 7.30%, 8/15/2031	598	670
Hexcel Corp. 4.20%, 2/15/2027 (g)	1,767	1,694
Highwoods Realty LP
REIT, 4.20%, 4/15/2029	265	235
REIT, 3.05%, 2/15/2030	1,912	1,553
Honeywell International, Inc. 1.75%, 9/1/2031	1,976	1,621
HP, Inc.
1.45%, 6/17/2026	855	763
3.40%, 6/17/2030	1,992	1,768
2.65%, 6/17/2031	565	458
4.20%, 4/15/2032	598	534
HSBC USA, Inc. 3.50%, 6/23/2024	105	103
Hubbell, Inc.
3.15%, 8/15/2027	1,512	1,409
2.30%, 3/15/2031	530	437
Huntington National Bank (The)
(SOFR + 1.20%), 4.01%, 5/16/2025 (f)	796	784
(SOFR + 1.21%), 5.70%, 11/18/2025 (f)	2,000	2,023
5.65%, 1/10/2030	3,241	3,372
Hyundai Capital America 4.13%, 6/8/2023 (e)	1,540	1,533
Illumina, Inc. 5.75%, 12/13/2027	87	90

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Intel Corp.
3.40%, 3/25/2025	84	82
3.70%, 7/29/2025	82	80
2.60%, 5/19/2026	2,500	2,366
2.45%, 11/15/2029	608	534
3.90%, 3/25/2030 (b)	824	792
4.00%, 12/15/2032	1,206	1,140
Interpublic Group of Cos., Inc. (The) 4.65%, 10/1/2028	74	73
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	801	793
JBS USA LUX SA
5.13%, 2/1/2028 (e)	565	553
3.00%, 2/2/2029 (e)	2,800	2,403
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	856	799
John Deere Capital Corp. (SOFR + 0.12%), 4.43%, 7/10/2023 (f)	382	382
Johnson & Johnson
0.55%, 9/1/2025	970	887
2.45%, 3/1/2026	826	788
2.90%, 1/15/2028	271	258
Juniper Networks, Inc.
3.75%, 8/15/2029	863	796
2.00%, 12/10/2030	828	657
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029 (b)	3,332	3,208
4.05%, 4/15/2032 (b)	967	917
KeyBank NA
6.95%, 2/1/2028	2,859	3,073
3.90%, 4/13/2029	1,025	948
KeyCorp (SOFR + 1.25%), 3.88%, 5/23/2025 (f)	100	98
Kroger Co. (The) 7.50%, 4/1/2031	680	790
Lam Research Corp. 3.80%, 3/15/2025	1,247	1,228
Lazard Group LLC
4.50%, 9/19/2028	869	843
4.38%, 3/11/2029	2,955	2,842
Leidos, Inc. 2.30%, 2/15/2031	798	643
Lennar Corp. 4.75%, 11/29/2027	136	134
Lithia Motors, Inc. 4.38%, 1/15/2031 (e)	69	59
Lockheed Martin Corp. 4.95%, 10/15/2025	1,080	1,097
Lowe's Cos., Inc.
2.50%, 4/15/2026	1,086	1,024
1.70%, 10/15/2030	1,644	1,337
3.75%, 4/1/2032	865	802
M&T Bank Corp. 3.55%, 7/26/2023	369	367
M/I Homes, Inc. 3.95%, 2/15/2030	426	358
Macy's Retail Holdings LLC 4.50%, 12/15/2034	557	409
Main Street Capital Corp. 3.00%, 7/14/2026	2,500	2,202
Marathon Petroleum Corp. 3.63%, 9/15/2024	60	59

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Marriott International, Inc.
3.75%, 3/15/2025	802	781
Series AA, 4.65%, 12/1/2028	50	50
Series FF, 4.63%, 6/15/2030	808	788
Series HH, 2.85%, 4/15/2031	151	129
Series GG, 3.50%, 10/15/2032	661	584
Mattel, Inc. 6.20%, 10/1/2040	50	46
McKesson Corp.
2.85%, 3/15/2023 (b)	524	523
3.80%, 3/15/2024	3,337	3,293
MDC Holdings, Inc.
3.85%, 1/15/2030	201	172
2.50%, 1/15/2031	285	218
Merck & Co., Inc.
2.75%, 2/10/2025	1,694	1,641
0.75%, 2/24/2026	2,092	1,882
2.15%, 12/10/2031	3,763	3,191
Meta Platforms, Inc.
3.50%, 8/15/2027	1,767	1,697
3.85%, 8/15/2032 (e)	911	847
3.85%, 8/15/2032	55	51
Metropolitan Edison Co. 3.50%, 3/15/2023 (e)	296	295
Metropolitan Life Global Funding I 0.90%, 6/8/2023 (e)	1,670	1,646
Microchip Technology, Inc. 0.98%, 9/1/2024	3,288	3,079
Microsoft Corp. 2.40%, 8/8/2026	450	424
Mississippi Power Co. 3.95%, 3/30/2028	823	793
Mondelez International, Inc.
1.50%, 5/4/2025	1,884	1,761
2.63%, 3/17/2027	391	364
Morgan Stanley
(SOFR + 0.46%), 4.76%, 1/25/2024 (f)	367	367
3.70%, 10/23/2024	1,024	1,006
(SOFR + 0.53%), 0.79%, 5/30/2025 (b) (f)	841	790
(SOFR + 1.15%), 2.72%, 7/22/2025 (f)	830	801
(SOFR + 0.56%), 1.16%, 10/21/2025 (f)	52	48
(SOFR + 1.99%), 2.19%, 4/28/2026 (f)	143	134
(SOFR + 1.77%), 6.14%, 10/16/2026 (f)	146	150
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	894	798
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (f)	5,040	4,768
(SOFR + 2.24%), 6.30%, 10/18/2028 (f)	585	618
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (f)	821	800
(SOFR + 3.12%), 3.62%, 4/1/2031 (f)	724	666
7.25%, 4/1/2032	2,347	2,752
(SOFR + 2.08%), 4.89%, 7/20/2033 (f)	100	99
Motorola Solutions, Inc. 5.60%, 6/1/2032	795	811
MPLX LP
4.88%, 6/1/2025	1,606	1,602

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
1.75%, 3/1/2026	53	48
4.13%, 3/1/2027	816	791
4.00%, 3/15/2028	52	50
4.80%, 2/15/2029	727	720
National Fuel Gas Co. 5.50%, 1/15/2026	104	104
NewMarket Corp. 2.70%, 3/18/2031	173	143
NextEra Energy Capital Holdings, Inc.
0.65%, 3/1/2023	812	810
(SOFRINDX + 0.54%), 4.87%, 3/1/2023 (f)	751	751
1.88%, 1/15/2027	875	790
3.50%, 4/1/2029	1,723	1,604
2.75%, 11/1/2029	57	51
NiSource, Inc. 3.49%, 5/15/2027	51	49
Northern Trust Corp.
3.65%, 8/3/2028	2,500	2,426
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (f)	854	791
Northrop Grumman Corp. 3.25%, 8/1/2023	1,036	1,029
NSTAR Electric Co. 3.95%, 4/1/2030	141	136
NVR, Inc. 3.00%, 5/15/2030	2,717	2,375
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	816	784
OGE Energy Corp. 0.70%, 5/26/2023 (b)	819	808
Old Republic International Corp. 3.88%, 8/26/2026	87	83
Omega Healthcare Investors, Inc.
REIT, 4.50%, 1/15/2025	380	371
REIT, 3.63%, 10/1/2029	2,685	2,319
Oncor Electric Delivery Co. LLC 7.00%, 5/1/2032	216	252
ONEOK, Inc.
4.55%, 7/15/2028	1,622	1,585
4.35%, 3/15/2029	833	795
3.10%, 3/15/2030	876	771
6.35%, 1/15/2031	119	126
6.10%, 11/15/2032	1,018	1,070
Oracle Corp.
1.65%, 3/25/2026	1,775	1,619
3.25%, 5/15/2030	1,953	1,757
6.25%, 11/9/2032	3,041	3,305
Oshkosh Corp. 3.10%, 3/1/2030	600	526
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	50	50
Ovintiv, Inc.
8.13%, 9/15/2030	173	196
7.38%, 11/1/2031	1,151	1,282
Owens Corning 3.88%, 6/1/2030	860	809
Owl Rock Capital Corp.
5.25%, 4/15/2024	784	778
4.00%, 3/30/2025	297	285
3.75%, 7/22/2025	851	798
3.40%, 7/15/2026	1,301	1,175

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.88%, 6/11/2028	483	400
PACCAR Financial Corp. 1.80%, 2/6/2025	50	47
PacifiCorp
3.60%, 4/1/2024	790	779
7.70%, 11/15/2031	782	949
PayPal Holdings, Inc.
1.65%, 6/1/2025	410	384
4.40%, 6/1/2032 (b)	2,546	2,499
PBF Holding Co. LLC 7.25%, 6/15/2025	96	96
Penske Truck Leasing Co. LP 2.70%, 3/14/2023 (e)	537	536
PepsiCo, Inc.
2.75%, 4/30/2025	3,668	3,550
2.85%, 2/24/2026	816	782
3.90%, 7/18/2032 (b)	2,448	2,392
PerkinElmer, Inc. 3.30%, 9/15/2029	887	799
Pfizer, Inc.
0.80%, 5/28/2025	390	360
2.75%, 6/3/2026 (b)	830	795
3.60%, 9/15/2028	1,681	1,645
Philip Morris International, Inc.
3.25%, 11/10/2024	2,055	2,003
0.88%, 5/1/2026	891	794
3.13%, 3/2/2028	850	798
3.38%, 8/15/2029	548	508
5.75%, 11/17/2032	2,441	2,567
Phillips 66 3.85%, 4/9/2025	50	49
Phillips 66 Co. 3.55%, 10/1/2026 (e)	50	48
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,318	1,901
PNC Bank NA
2.50%, 8/27/2024	809	781
2.95%, 2/23/2025	913	884
3.88%, 4/10/2025	1,970	1,931
PNC Financial Services Group, Inc. (The)
1.15%, 8/13/2026	887	790
(SOFR + 1.62%), 5.35%, 12/2/2028 (f)	50	51
(SOFRINDX + 2.14%), 6.04%, 10/28/2033 (f)	740	800
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,238	1,175
Procter & Gamble Co. (The)
0.55%, 10/29/2025	3,372	3,062
1.00%, 4/23/2026	481	436
1.90%, 2/1/2027	631	585
Prospect Capital Corp.
3.71%, 1/22/2026	1,209	1,102
3.36%, 11/15/2026	597	520
3.44%, 10/15/2028	1,192	954
Public Storage REIT, 3.39%, 5/1/2029	852	801
PVH Corp. 4.63%, 7/10/2025	793	780

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Qorvo, Inc.
1.75%, 12/15/2024 (e)	848	793
4.38%, 10/15/2029	3,183	2,875
QUALCOMM, Inc. 4.25%, 5/20/2032	804	802
Quanta Services, Inc.
2.90%, 10/1/2030	939	806
2.35%, 1/15/2032	120	96
Radian Group, Inc.
4.50%, 10/1/2024	805	778
4.88%, 3/15/2027	3,749	3,566
Rayonier LP REIT, 2.75%, 5/17/2031	50	42
Raytheon Technologies Corp.
3.50%, 3/15/2027	1,112	1,079
7.50%, 9/15/2029	293	340
1.90%, 9/1/2031	861	702
Realty Income Corp.
REIT, 0.75%, 3/15/2026	936	828
REIT, 3.65%, 1/15/2028	1,738	1,668
Regency Centers LP REIT, 4.13%, 3/15/2028	835	794
Reliance Steel & Aluminum Co. 2.15%, 8/15/2030	1,212	1,001
Roper Technologies, Inc. 2.95%, 9/15/2029	50	45
RPM International, Inc.
4.55%, 3/1/2029	778	741
2.95%, 1/15/2032	680	560
Salesforce, Inc.
0.63%, 7/15/2024	821	775
3.70%, 4/11/2028	808	791
San Diego Gas & Electric Co. 2.50%, 5/15/2026	1,600	1,500
Sempra Energy
3.40%, 2/1/2028	369	350
3.70%, 4/1/2029	667	629
Sierra Pacific Power Co. 2.60%, 5/1/2026	363	342
Simon Property Group LP
REIT, 2.75%, 6/1/2023	1,070	1,061
REIT, 3.30%, 1/15/2026	209	201
REIT, 3.25%, 11/30/2026	868	825
REIT, 2.20%, 2/1/2031	973	803
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	416	405
Skyworks Solutions, Inc. 3.00%, 6/1/2031	1,835	1,517
SM Energy Co.
6.75%, 9/15/2026	817	804
6.50%, 7/15/2028	1,816	1,727
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	2,527	2,374
2.95%, 4/15/2027	83	79
Southern Co. (The)
5.11%, 8/1/2027 (g)	803	817

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.70%, 10/15/2032	329	351
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (f)	313	298
Southern Power Co. 0.90%, 1/15/2026	79	71
Southwest Airlines Co.
3.45%, 11/16/2027	206	194
2.63%, 2/10/2030 (b)	1,084	948
Spectra Energy Partners LP
4.75%, 3/15/2024	177	176
3.50%, 3/15/2025	807	782
Spirit Realty LP
REIT, 4.45%, 9/15/2026	668	646
REIT, 4.00%, 7/15/2029	2,500	2,253
Starbucks Corp. 3.55%, 8/15/2029	50	47
State Street Corp.
(SOFR + 0.60%), 4.86%, 1/26/2026 (f)	350	351
(SOFR + 1.73%), 4.16%, 8/4/2033 (b) (f)	1,076	1,026
(SOFR + 1.49%), 3.03%, 11/1/2034 (f)	1,426	1,250
STERIS Irish FinCo. UnLtd. Co. 2.70%, 3/15/2031	851	729
STORE Capital Corp.
REIT, 4.50%, 3/15/2028	750	691
REIT, 2.75%, 11/18/2030	1,867	1,459
Synchrony Bank
5.40%, 8/22/2025	2,500	2,490
5.63%, 8/23/2027 (b)	766	763
Synchrony Financial
4.38%, 3/19/2024	822	813
4.25%, 8/15/2024	788	773
4.88%, 6/13/2025	833	817
4.50%, 7/23/2025	830	808
3.70%, 8/4/2026	836	778
3.95%, 12/1/2027	1,139	1,052
5.15%, 3/19/2029	154	147
2.88%, 10/28/2031	190	148
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	874	820
Tampa Electric Co. 2.40%, 3/15/2031	843	708
Tapestry, Inc. 3.05%, 3/15/2032	2,500	2,049
Target Corp. 2.35%, 2/15/2030	829	728
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (e)	1,348	1,233
Textron, Inc. 3.38%, 3/1/2028	1,120	1,039
T-Mobile USA, Inc.
3.50%, 4/15/2025	384	373
2.63%, 4/15/2026	1,770	1,644
4.75%, 2/1/2028	50	50
2.05%, 2/15/2028	398	351
2.63%, 2/15/2029	2,730	2,386
3.38%, 4/15/2029	77	70
2.88%, 2/15/2031	2,078	1,777

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Toyota Motor Credit Corp. (SOFR + 0.75%), 5.05%, 7/25/2023 (f)	417	418
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/2028	1,251	1,208
Tri Pointe Homes, Inc. 5.25%, 6/1/2027	2,055	1,933
Trinity Acquisition plc 4.40%, 3/15/2026	1,666	1,640
Truist Bank
3.20%, 4/1/2024	534	525
3.63%, 9/16/2025	806	783
4.05%, 11/3/2025 (b)	287	283
3.80%, 10/30/2026	1,622	1,565
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.15%), 2.64%, 9/17/2029 (f)	1,503	1,417
Truist Financial Corp.
2.85%, 10/26/2024	806	785
(SOFR + 0.61%), 1.27%, 3/2/2027 (f)	1,497	1,354
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	1,605	1,749
Union Electric Co. 2.15%, 3/15/2032	1,193	981
Union Pacific Corp.
3.75%, 7/15/2025	792	779
3.00%, 4/15/2027	2,837	2,706
United Parcel Service, Inc. 3.40%, 3/15/2029	179	171
UnitedHealth Group, Inc.
3.75%, 7/15/2025	536	529
1.25%, 1/15/2026	1,201	1,106
3.45%, 1/15/2027	807	785
3.85%, 6/15/2028	1,628	1,590
4.00%, 5/15/2029	747	732
Unum Group 4.00%, 6/15/2029	550	518
US Bancorp
3.38%, 2/5/2024	331	326
(SOFR + 1.43%), 5.73%, 10/21/2026 (f)	683	702
(SOFR + 0.73%), 2.22%, 1/27/2028 (f)	932	852
3.90%, 4/26/2028	969	955
(SOFR + 1.66%), 4.55%, 7/22/2028 (f)	780	779
(SOFR + 1.02%), 2.68%, 1/27/2033 (f)	514	443
(SOFR + 2.11%), 4.97%, 7/22/2033 (f)	2,358	2,348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.49%, 11/3/2036 (f)	396	316
Verizon Communications, Inc.
3.50%, 11/1/2024	1,858	1,821
1.45%, 3/20/2026	1,844	1,679
2.10%, 3/22/2028	894	797
3.88%, 2/8/2029	819	788
2.55%, 3/21/2031	1,174	1,002
2.36%, 3/15/2032	734	605
Virginia Electric and Power Co.
Series A, 3.15%, 1/15/2026	612	593
Series B, 3.75%, 5/15/2027	915	892
Series A, 3.80%, 4/1/2028	2,500	2,415
Visa, Inc. 3.15%, 12/14/2025	1,642	1,594

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
VMware, Inc.
1.00%, 8/15/2024	1,593	1,498
3.90%, 8/21/2027	825	792
2.20%, 8/15/2031	894	709
Vulcan Materials Co. 3.90%, 4/1/2027	56	54
Walmart, Inc.
2.65%, 12/15/2024 (b)	62	60
3.05%, 7/8/2026	643	623
3.70%, 6/26/2028	1,257	1,244
Walt Disney Co. (The) 3.70%, 10/15/2025	2,305	2,254
Webster Financial Corp. 4.10%, 3/25/2029	245	231
WEC Energy Group, Inc. 1.80%, 10/15/2030	177	143
Welltower OP LLC
REIT, 2.05%, 1/15/2029	994	835
REIT, 4.13%, 3/15/2029	841	793
REIT, 2.80%, 6/1/2031	214	178
REIT, 2.75%, 1/15/2032	50	41
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (b) (e)	230	155
Western Union Co. (The) 2.75%, 3/15/2031	1,561	1,238
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/2025	154	146
4.95%, 9/15/2028 (g)	293	291
Westlake Corp. 3.60%, 8/15/2026	261	250
Weyerhaeuser Co. REIT, 7.38%, 3/15/2032	690	797
Williams Cos., Inc. (The)
3.50%, 11/15/2030	886	811
Series A, 7.50%, 1/15/2031	50	57
4.65%, 8/15/2032	1,073	1,047
Willis North America, Inc. 4.50%, 9/15/2028	818	796
Winnebago Industries, Inc. 6.25%, 7/15/2028 (e)	788	758
Wisconsin Power and Light Co. 3.95%, 9/1/2032	50	48
Xcel Energy, Inc. 2.35%, 11/15/2031	59	49
		532,903
Total Corporate Bonds (Cost $752,351)		753,263
Foreign Government Securities — 12.1%
Australia — 0.3%
Commonwealth of Australia
2.75%, 4/21/2024 (a)	AUD 1,785	1,253
3.25%, 4/21/2025 (a)	AUD 2,101	1,487
2.75%, 11/21/2029 (a)	AUD 4,475	3,035
1.75%, 11/21/2032 (a)	AUD 7,265	4,367
2.75%, 6/21/2035 (a)	AUD 726	464
2.75%, 5/21/2041 (a)	AUD 796	474

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Australia — continued
3.00%, 3/21/2047 (a)	AUD 374	224
1.75%, 6/21/2051 (a)	AUD 710	315
		11,619
Belgium — 0.4%
Kingdom of Belgium
0.80%, 6/22/2027 (a)	EUR 3,755	3,785
0.90%, 6/22/2029 (a)	EUR 1,010	989
0.10%, 6/22/2030 (a)	EUR 2,727	2,463
1.00%, 6/22/2031 (a)	EUR 1,930	1,828
1.45%, 6/22/2037 (a)	EUR 473	417
1.90%, 6/22/2038 (a)	EUR 995	923
3.75%, 6/22/2045 (a)	EUR 575	683
1.60%, 6/22/2047 (a)	EUR 267	214
1.70%, 6/22/2050 (a)	EUR 996	797
2.15%, 6/22/2066 (a)	EUR 412	359
		12,458
Canada — 0.6%
Canada Government Bond
2.50%, 6/1/2024	CAD 3,280	2,414
1.00%, 6/1/2027	CAD 3,855	2,667
2.25%, 6/1/2029	CAD 1,340	970
0.50%, 12/1/2030	CAD 7,102	4,448
4.00%, 6/1/2041	CAD 40	34
2.75%, 12/1/2048	CAD 403	289
2.00%, 12/1/2051	CAD 1,964	1,193
2.75%, 12/1/2064	CAD 807	573
Province of Alberta 2.90%, 12/1/2028	CAD 410	299
Province of British Columbia
4.70%, 6/18/2037	CAD 880	717
2.95%, 6/18/2050	CAD 505	316
Province of Ontario
2.30%, 9/8/2024	CAD 3,210	2,345
0.01%, 11/25/2030 (a)	EUR 5,800	4,951
		21,216
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023 (a)	EUR 3,800	4,100
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK 2,373	338
0.50%, 11/15/2027	DKK 3,009	400
0.50%, 11/15/2029	DKK 4,850	622
4.50%, 11/15/2039	DKK 3,192	589
0.25%, 11/15/2052	DKK 2,400	196
		2,145

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
France — 0.8%
French Republic
0.75%, 5/25/2028 (a)	EUR 12,260	12,128
1.25%, 5/25/2036 (a)	EUR 4,180	3,693
1.75%, 6/25/2039 (a)	EUR 2,653	2,430
3.25%, 5/25/2045 (a)	EUR 1,854	2,078
2.00%, 5/25/2048 (a)	EUR 2,217	1,969
1.50%, 5/25/2050 (a)	EUR 3,492	2,729
0.75%, 5/25/2053 (a)	EUR 409	247
1.75%, 5/25/2066 (a)	EUR 771	603
		25,877
Germany — 0.8%
Bundesrepublik Deutschland
0.50%, 2/15/2028 (a)	EUR 15,480	15,440
0.25%, 2/15/2029 (a)	EUR 3,725	3,603
4.00%, 1/4/2037 (a)	EUR 4,075	5,291
2.50%, 7/4/2044 (a)	EUR 1,330	1,497
1.25%, 8/15/2048 (a)	EUR 1,960	1,737
0.00%, 8/15/2050 (a)	EUR 1,946	1,177
		28,745
Hungary — 0.0% ^
Hungary Government Bond
0.13%, 9/21/2028 (e)	EUR 893	747
2.13%, 9/22/2031 (e)	1,158	903
		1,650
Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024 (a)	EUR 1,120	1,191
1.30%, 3/23/2034	EUR 902	720
		1,911
Italy — 1.6%
Buoni Poliennali del Tesoro
0.35%, 2/1/2025 (a)	EUR 7,491	7,702
1.85%, 7/1/2025 (a)	EUR 3,317	3,491
0.00%, 4/1/2026 (a)	EUR 8,879	8,682
3.10%, 9/15/2026 (a)	EUR 4,011	4,649
3.50%, 3/1/2030 (a)	EUR 6,620	7,082
0.95%, 12/1/2031 (a)	EUR 7,996	6,743
1.65%, 3/1/2032 (a)	EUR 216	193
2.25%, 9/1/2036 (a)	EUR 2,982	2,581
0.95%, 3/1/2037 (a)	EUR 960	686
3.25%, 3/1/2038 (a)	EUR 2,973	2,839
1.80%, 3/1/2041 (a)	EUR 203	152
4.75%, 9/1/2044 (a)	EUR 122	139
2.15%, 9/1/2052 (a)	EUR 4,160	2,920
2.80%, 3/1/2067 (a)	EUR 212	163

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Italy — continued
2.15%, 3/1/2072 (a)	EUR 280	182
Italian Republic Government Bond 2.38%, 10/17/2024	5,381	5,095
		53,299
Japan — 4.2%
Japan Bank for International Cooperation
4.25%, 1/26/2026	4,464	4,453
1.63%, 1/20/2027 (b)	974	883
Japan Finance Organization for Municipalities 3.25%, 4/24/2023 (e)	1,890	1,883
Japan Government Bond
0.50%, 9/20/2024	JPY 1,293,850	10,024
0.10%, 6/20/2026	JPY 921,300	7,092
0.10%, 9/20/2026	JPY 150	1
0.01%, 12/20/2026	JPY 635,950	4,870
0.10%, 9/20/2027	JPY 1,475,700	11,306
0.10%, 6/20/2029	JPY 1,413,150	10,687
0.10%, 12/20/2029	JPY 819,750	6,171
0.10%, 6/20/2030	JPY 2,038,150	15,251
1.50%, 6/20/2034	JPY 97,250	803
1.40%, 9/20/2034	JPY 867,800	7,083
1.20%, 12/20/2034	JPY 292,000	2,331
1.20%, 3/20/2035	JPY 288,000	2,295
1.20%, 9/20/2035	JPY 273,000	2,167
1.00%, 12/20/2035	JPY 272,000	2,104
0.40%, 3/20/2036	JPY 200,000	1,431
0.70%, 3/20/2037	JPY 721,800	5,301
0.60%, 9/20/2037	JPY 483,200	3,472
0.30%, 12/20/2039	JPY 1,274,350	8,377
0.40%, 6/20/2040	JPY 1,064,900	7,057
1.50%, 3/20/2045	JPY 633,350	4,893
0.80%, 6/20/2047	JPY 125,700	823
0.80%, 12/20/2047	JPY 612,850	3,991
0.70%, 12/20/2048	JPY 502,900	3,157
0.40%, 9/20/2049	JPY 128,550	736
0.40%, 12/20/2049	JPY 159,250	912
0.40%, 3/20/2050	JPY 859,150	4,907
0.40%, 3/20/2056	JPY 299,850	1,590
0.90%, 3/20/2057	JPY 397,700	2,485
0.50%, 3/20/2060	JPY 436,150	2,313
		140,849
Mexico — 0.0% ^
United Mexican States 5.40%, 2/9/2028	964	991
Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (a)	EUR 1,590	1,711
4.00%, 1/15/2037 (a)	EUR 1,110	1,395
3.75%, 1/15/2042 (a)	EUR 377	480

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Netherlands — continued
2.75%, 1/15/2047 (a)	EUR 1,030	1,177
0.00%, 1/15/2052 (a)	EUR 665	371
		5,134
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	363
Philippines — 0.0% ^
Republic of Philippines 0.25%, 4/28/2025	EUR 1,303	1,312
Qatar — 0.0% ^
State of Qatar 3.88%, 4/23/2023 (e)	860	857
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (e)	EUR 1,470	1,095
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (e)	2,350	2,377
2.25%, 2/2/2033 (e)	914	747
		3,124
South Korea — 0.5%
Export-Import Bank of Korea
0.00%, 10/19/2024 (a)	EUR 10,060	10,207
0.75%, 9/21/2025 (b)	4,217	3,804
4.88%, 1/11/2026	1,394	1,404
Republic of Korea 0.00%, 9/16/2025	EUR 1,276	1,265
		16,680
Spain — 1.2%
Bonos and Obligaciones del Estado
1.60%, 4/30/2025 (a)	EUR 7,455	7,891
1.50%, 4/30/2027 (a)	EUR 8,636	8,886
1.40%, 7/30/2028 (a)	EUR 4,817	4,834
2.55%, 10/31/2032 (a)	EUR 11,150	11,393
4.70%, 7/30/2041 (a)	EUR 3,424	4,278
1.00%, 7/30/2042 (a)	EUR 637	442
2.90%, 10/31/2046 (a)	EUR 552	535
2.70%, 10/31/2048 (a)	EUR 771	709
1.00%, 10/31/2050 (a)	EUR 1,071	638
3.45%, 7/30/2066 (a)	EUR 616	626
		40,232
Sweden — 0.1%
Kingdom of Sweden
1.50%, 11/13/2023 (a)	SEK 4,690	444
1.00%, 11/12/2026 (a)	SEK 5,010	457
0.75%, 5/12/2028 (a)	SEK 1,985	176
0.75%, 11/12/2029 (a)	SEK 5,915	518

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sweden — continued
3.50%, 3/30/2039 (a)	SEK 2,505	289
0.50%, 11/24/2045 (a)	SEK 470	33
		1,917
United Kingdom — 1.0%
United Kingdom of Great Britain and Northern Ireland
0.50%, 1/31/2029 (a)	GBP 4,750	4,962
1.00%, 1/31/2032 (a)	GBP 6,890	6,931
4.25%, 6/7/2032 (a)	GBP 10	13
0.63%, 7/31/2035 (a)	GBP 1,422	1,236
4.25%, 3/7/2036 (a)	GBP 1,157	1,521
1.75%, 9/7/2037 (a)	GBP 1,473	1,420
4.75%, 12/7/2038 (a)	GBP 1,018	1,410
1.13%, 1/31/2039 (a)	GBP 716	607
4.25%, 12/7/2040 (a)	GBP 1,059	1,386
1.25%, 10/22/2041 (a)	GBP 1,590	1,301
3.25%, 1/22/2044 (a)	GBP 1,335	1,514
3.50%, 1/22/2045 (a)	GBP 908	1,068
0.88%, 1/31/2046 (a)	GBP 1,180	809
4.25%, 12/7/2046 (a)	GBP 885	1,166
1.50%, 7/22/2047 (a)	GBP 652	514
1.75%, 1/22/2049 (a)	GBP 1,424	1,177
4.25%, 12/7/2049 (a)	GBP 147	195
0.63%, 10/22/2050 (a)	GBP 1,514	880
1.25%, 7/31/2051 (a)	GBP 938	659
3.75%, 7/22/2052 (a)	GBP 488	603
1.50%, 7/31/2053 (a)	GBP 525	388
4.25%, 12/7/2055 (a)	GBP 386	525
1.75%, 7/22/2057 (a)	GBP 649	506
4.00%, 1/22/2060 (a)	GBP 575	763
0.50%, 10/22/2061 (a)	GBP 1,100	502
2.50%, 7/22/2065 (a)	GBP 992	937
3.50%, 7/22/2068 (a)	GBP 628	761
1.63%, 10/22/2071 (a)	GBP 400	281
1.13%, 10/22/2073 (a)	GBP 470	263
		34,298
Total Foreign Government Securities (Cost $443,498)		409,872
	SHARES (000)
Investment Companies — 4.5%
United States — 4.5%
JPMorgan Income Fund, Class R6 Shares (h)(Cost $164,334)	18,192	153,542

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Notes 0.88%, 1/31/2024 (i)(Cost $47,760)	49,590	47,722
	SHARES (000)
Exchange-Traded Funds — 0.3%
United States — 0.3%
iShares MSCI India ETF * (b)(Cost $6,797)	251	10,308
	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.3%
Call Options Purchased — 0.3%
United States — 0.3%
iShares MSCI Emerging Markets ETF
6/16/2023 at USD 40.00, American Style
Notional Amount: USD 126,968
Counterparty: Exchange-Traded *(Cost $7,855)	30,900	9,888
	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.2%
Asian Development Bank, 3.40%, 9/10/2027 (a)	AUD 3,030	2,082
European Investment Bank, 0.50%, 6/21/2023	AUD 1,210	844
Inter-American Development Bank
0.50%, 5/23/2023	CAD 3,650	2,710
1.70%, 10/10/2024	CAD 800	577
4.40%, 1/26/2026	CAD 614	470
Total Supranational (Cost $7,196)		6,683
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (j)	96,428	78
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (j)	28,301	265
Series K078, Class X1, IO, 0.09%, 6/25/2028 (j)	63,029	383
Series K082, Class X1, IO, 0.01%, 9/25/2028 (j)	418,069	1,421
Series K083, Class X1, IO, 0.04%, 9/25/2028 (j)	133,386	547
FNMA ACES Series 2019-M21, Class X2, IO, 1.30%, 2/25/2031 (j)	3,255	242
FREMF Series 2018-KF46, Class B, 6.34%, 3/25/2028 (e) (j)	220	211
FREMF Mortgage Trust
Series 2017-KF31, Class B, 7.29%, 4/25/2024 (e) (j)	142	140
Series 2017-KF36, Class B, 7.04%, 8/25/2024 (e) (j)	237	233
Series 2017-KF38, Class B, 6.89%, 9/25/2024 (e) (j)	194	190
Series 2018-KF45, Class B, 6.34%, 3/25/2025 (e) (j)	314	304
Series 2018-KF47, Class B, 6.39%, 5/25/2025 (e) (j)	226	221
Series 2018-KF49, Class B, 6.29%, 6/25/2025 (e) (j)	150	142
Series 2019-KF63, Class B, 6.74%, 5/25/2029 (e) (j)	1,176	1,139
GNMA Series 2021-170, IO, 0.99%, 5/16/2063 (j)	1,904	142

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	923	404
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (e) (j)	171	146
Series 2018-2, Class M3, 4.72%, 10/26/2048 (e) (j)	251	210
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (j)	3,734	264
Total Commercial Mortgage-Backed Securities (Cost $7,110)		6,682
	NO. OF WARRANTS (000)
Warrants — 0.1%
Netherlands — 0.0% ^
BNP Paribas Issuance BV
expiring 8/31/2023 *	32	114
expiring 8/31/2023 *	7	156
expiring 9/15/2023 *	2	45
expiring 9/20/2023 *	13	257
expiring 10/11/2023 *	1	9
expiring 12/4/2023 *	26	237
expiring 12/27/2023 *	6	13
		831
Switzerland — 0.1%
UBS AG
expiring 2/27/2023 *	131	460
expiring 3/17/2023 *	8	154
expiring 4/17/2023, price 1.00 USD *	3	7
expiring 5/18/2023 *	4	40
expiring 6/19/2023 *	33	445
expiring 8/4/2023 *	29	122
expiring 9/4/2023 *	7	192
expiring 9/5/2023 *	7	164
expiring 1/8/2024 *	33	298
		1,882
United Kingdom — 0.0% ^
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *	1	27
United States — 0.0% ^
Windstream Holdings, Inc., expiring 12/31/2049, price 10.75 USD ‡ *	1	4
Total Warrants (Cost $2,518)		2,744
	PRINCIPAL AMOUNT ($000)
Asset-Backed Securities — 0.1%
United States — 0.1%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class A3, 0.34%, 12/18/2026	1,399	1,362

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Hyundai Auto Receivables Trust Series 2021-B, Class A3, 0.38%, 1/15/2026	940	903
Total Asset-Backed Securities (Cost $2,256)		2,265
Loan Assignments — 0.0% ‡ (f) (k) ^
United States — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 (l)	16	2
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH SOFR + 7.25%), 11.93%, 6/30/2026	656	544
(3-MONTH SOFR + 7.25%), 11.93%, 6/30/2026	152	123
Moran Foods, LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.18%, 12/31/2026	260	170
Total Loan Assignments (Cost $882)		839
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $73)	—	565
Preferred Stocks — 0.0% ^
United States — 0.0% ^
Goodman Networks, Inc. ‡ *	3	—
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	40	37
Total Preferred Stocks (Cost $49)		37
	NO. OF RIGHTS (000)
Rights — 0.0% ^
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *(Cost $—) (c)	17	22
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust
Series 2005-31, Class 2A1, 3.21%, 1/25/2036 (j)	—	—
Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 4.81%, 4/25/2036 (j)	—	—
Series 2007-3, Class 2A1, 5.26%, 10/25/2047 (j)	—	—
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.83%, 1/25/2047 (j)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 3.88%, 11/25/2035 (j)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 4.1%
Certificates of Deposits — 0.4%
Barclays Bank plc, 5.72%, 12/7/2023	2,073	2,078
Lloyds Bank Corporate Markets plc, 5.49%, 12/14/2023	2,010	2,013
Mizuho Bank Ltd., 5.40%, 12/14/2023	1,736	1,738
MUFG Bank Ltd., 5.16%, 5/15/2023	1,161	1,162
Norinchukin Bank (The), (SOFR + 4.92%), 4.85%, 2/27/2023 (f)	986	986
Oversea-Chinese Banking Corp. Ltd., 5.28%, 7/5/2023	1,786	1,789
Royal Bank of Canada, 2.50%, 2/24/2023	2,150	2,147
Sumitomo Mitsui Banking Corp., 5.00%, 10/6/2023	1,010	1,010
Toronto-Dominion Bank (The), 4.02%, 8/22/2023	1,000	994
Total Certificates of Deposits (Cost $13,905)		13,917
Foreign Government Treasury Bills — 0.2%
Japan Treasury Bill
(0.20%), 3/20/2023 (m)	JPY 347,200	2,668
(0.21%), 4/4/2023 (m)	JPY 514,300	3,952
Total Foreign Government Treasury Bills (Cost $6,398)		6,620
	SHARES (000)
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (h) (n) (Cost $76,420)	76,412	76,457
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (h) (n)	37,753	37,768
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (h) (n)	5,172	5,172
Total Investment of Cash Collateral from Securities Loaned (Cost $42,935)		42,940
Total Short-Term Investments (Cost $139,658)		139,934
Total Investments — 100.6% (Cost $3,024,415)		3,412,438
Liabilities in Excess of Other Assets — (0.6)%		(20,765)
NET ASSETS — 100.0%		3,391,673

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CME	Chicago Mercantile Exchange
CVA	Dutch Certification

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $41,968.
(c)	Value is zero.
(d)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $2,304.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2023.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2023.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2023.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Defaulted security.
(m)	The rate shown is the effective yield as of January 31, 2023.
(n)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	12.0%
Banks	10.9
Semiconductors & Semiconductor Equipment	4.8
Fixed Income	4.5
Capital Markets	4.4
Oil, Gas & Consumable Fuels	3.6
Software	3.6
Pharmaceuticals	2.9
Internet & Direct Marketing Retail	2.3
Equity Real Estate Investment Trusts (REITs)	2.1
Hotels, Restaurants & Leisure	2.0
Technology Hardware, Storage & Peripherals	2.0
Biotechnology	1.9
Machinery	1.9
Textiles, Apparel & Luxury Goods	1.9
Insurance	1.9
Health Care Providers & Services	1.8
IT Services	1.6
Chemicals	1.5
Electric Utilities	1.5
U.S. Treasury Notes	1.4
Health Care Equipment & Supplies	1.4
Road & Rail	1.4
Beverages	1.4
Interactive Media & Services	1.4
Consumer Finance	1.2
Specialty Retail	1.2
Others (each less than 1.0%)	17.4
Short-Term Investments	4.1
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	8	03/08/2023	EUR	1,021	(3)
Euro-OAT	57	03/08/2023	EUR	8,167	61
Euro-Schatz	120	03/08/2023	EUR	13,796	(77)
Foreign Exchange AUD / USD	659	03/13/2023	USD	46,595	1,956
Foreign Exchange EUR / USD	2,508	03/13/2023	USD	341,746	8,352
Foreign Exchange GBP / USD	1,096	03/13/2023	USD	84,522	419
Foreign Exchange JPY / USD	2,391	03/13/2023	USD	230,926	10,150
Japan 10 Year Bond	4	03/13/2023	JPY	4,509	(38)
Foreign Exchange CAD / USD	799	03/14/2023	USD	60,069	1,065
S&P / TSX 60 Index	151	03/16/2023	CAD	28,490	1,040
MSCI EAFE E-Mini Index	1,391	03/17/2023	USD	147,362	6,991
U.S. Treasury 10 Year Note	244	03/22/2023	USD	28,014	422
U.S. Treasury Ultra Bond	1,024	03/22/2023	USD	146,528	5,573
3 Month Euro Euribor	370	06/19/2023	EUR	97,082	(71)
					35,840
Short Contracts
Euro-Bund	(42)	03/08/2023	EUR	(6,259)	(3)
3 Month Euro Euribor	(370)	03/13/2023	EUR	(97,585)	1
MSCI Emerging Markets E-Mini Index	(311)	03/17/2023	USD	(16,247)	(1,119)
S&P 500 E-Mini Index	(733)	03/17/2023	USD	(149,917)	(6,570)
U.S. Treasury 10 Year Ultra Note	(31)	03/22/2023	USD	(3,772)	14
U.S. Treasury Ultra Bond	(7)	03/22/2023	USD	145,526	(38)
U.S. Treasury 2 Year Note	(111)	03/31/2023	USD	(22,839)	33
U.S. Treasury 5 Year Note	(110)	03/31/2023	USD	(12,041)	(23)
					(7,705)
					28,135

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of January 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	32,796	USD	22,978	Barclays Bank plc	2/3/2023	172
AUD	1,086	USD	746	Merrill Lynch International	2/3/2023	21
CAD	526	JPY	50,324	Morgan Stanley	2/3/2023	9
CAD	36,436	USD	27,100	BNP Paribas	2/3/2023	284
DKK	27,356	USD	3,982	State Street Corp.	2/3/2023	16
EUR	244,803	USD	265,014	HSBC Bank, NA	2/3/2023	1,142
EUR	6,423	USD	6,907	Merrill Lynch International	2/3/2023	77
EUR	3,879	USD	4,085	Royal Bank of Canada	2/3/2023	132
EUR	8,988	USD	9,550	State Street Corp.	2/3/2023	222
GBP	160	JPY	25,162	Merrill Lynch International	2/3/2023	4
GBP	64,400	USD	79,315	Citibank, NA	2/3/2023	82
GBP	834	USD	1,003	Morgan Stanley	2/3/2023	25
GBP	1,768	USD	2,131	Royal Bank of Canada	2/3/2023	49
GBP	5,948	USD	7,240	State Street Corp.	2/3/2023	93
JPY	30,195,185	USD	231,605	Citibank, NA	2/3/2023	403
JPY	1,938,065	USD	14,768	HSBC Bank, NA	2/3/2023	123
JPY	4,396,616	USD	33,758	Merrill Lynch International	2/3/2023	24
JPY	1,188,878	USD	9,022	Morgan Stanley	2/3/2023	112
SEK	21,927	USD	2,093	Barclays Bank plc	2/3/2023	4
USD	1,321	JPY	171,911	Merrill Lynch International	2/3/2023	—(a)
USD	1,029	JPY	132,070	Morgan Stanley	2/3/2023	15
USD	2,105	SEK	21,927	Barclays Bank plc	2/3/2023	8
CAD	8,979	USD	6,745	Morgan Stanley	3/3/2023	5
EUR	1,448	USD	1,576	HSBC Bank, NA	3/3/2023	1
JPY	9,959,885	USD	76,778	State Street Corp.	3/3/2023	20
Total unrealized appreciation						3,043
EUR	3,582	USD	3,897	BNP Paribas	2/3/2023	(3)
JPY	153,292	EUR	1,088	HSBC Bank, NA	2/3/2023	(5)
JPY	144,643	USD	1,129	Goldman Sachs International	2/3/2023	(17)
USD	2,020	AUD	3,012	Royal Bank of Canada	2/3/2023	(106)
USD	21,004	AUD	30,869	Standard Chartered Bank	2/3/2023	(786)
USD	27,315	CAD	36,962	Royal Bank of Canada	2/3/2023	(464)
USD	3,933	DKK	27,356	State Street Corp.	2/3/2023	(65)
USD	32,501	EUR	30,533	Barclays Bank plc	2/3/2023	(695)
USD	226,802	EUR	212,229	BNP Paribas	2/3/2023	(3,939)
USD	1,088	EUR	1,029	Citibank, NA	2/3/2023	(32)
USD	6,945	EUR	6,423	HSBC Bank, NA	2/3/2023	(37)
USD	7,054	EUR	6,528	Merrill Lynch International	2/3/2023	(43)
USD	9,667	EUR	9,007	Morgan Stanley	2/3/2023	(126)
USD	894	EUR	838	State Street Corp.	2/3/2023	(18)
USD	81,342	GBP	67,533	Barclays Bank plc	2/3/2023	(1,918)
USD	1,046	GBP	877	HSBC Bank, NA	2/3/2023	(36)
USD	5,580	GBP	4,699	Morgan Stanley	2/3/2023	(213)
USD	282,757	JPY	37,637,212	BNP Paribas	2/3/2023	(6,433)
AUD	8,733	USD	6,207	State Street Corp.	3/3/2023	(36)
DKK	10,993	USD	1,612	Merrill Lynch International	3/3/2023	(1)
EUR	54,764	USD	59,741	Merrill Lynch International	3/3/2023	(100)
GBP	12,607	USD	15,613	Morgan Stanley	3/3/2023	(61)
JPY	170,718	USD	1,317	Merrill Lynch International	3/3/2023	(1)
SEK	6,980	USD	679	State Street Corp.	3/3/2023	(10)
USD	23,003	AUD	32,796	Barclays Bank plc	3/3/2023	(171)
USD	27,106	CAD	36,436	BNP Paribas	3/3/2023	(284)
USD	3,990	DKK	27,356	State Street Corp.	3/3/2023	(16)
USD	261,650	EUR	241,270	HSBC Bank, NA	3/3/2023	(1,108)
USD	79,364	GBP	64,400	Citibank, NA	3/3/2023	(79)
USD	225,110	JPY	29,211,848	Citibank, NA	3/3/2023	(138)
USD	2,096	SEK	21,927	Barclays Bank plc	3/3/2023	(3)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Total unrealized depreciation				(16,944)
Net unrealized depreciation				(13,901)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,265	$—	$2,265
Collateralized Mortgage Obligations	—	—(a)	—	—(a)
Commercial Mortgage-Backed Securities	—	6,682	—	6,682
Common Stocks
Australia	—	25,180	—	25,180
Austria	—	281	—	281
Belgium	—	7,955	—	7,955
Brazil	8,129	53	—	8,182
Canada	13,341	—	—	13,341
Chile	643	60	—	703
China	28,498	93,590	—	122,088
Denmark	—	19,843	—	19,843
Finland	—	8,615	—	8,615
France	—	106,588	—	106,588
Germany	—	39,913	—	39,913
Greece	—	659	—	659
Hong Kong	22	18,175	—	18,197
Hungary	—	619	—	619
India	25,292	—	—	25,292
Indonesia	—	9,241	—	9,241
Ireland	74	607	—	681
Israel	223	503	—	726
Italy	—	2,309	—	2,309
Japan	—	82,780	—	82,780
Jordan	—	25	—	25
Luxembourg	—	187	—	187
Macau	—	1,073	—	1,073
Mexico	9,493	—	—	9,493
Netherlands	64	32,304	—	32,368
New Zealand	—	266	—	266
Norway	—	700	—	700
Peru	1,203	—	—	1,203
Poland	—	1,201	—	1,201
Portugal	—	192	—	192
Qatar	—	727	—	727
Russia	—	—	31	31
Saudi Arabia	—	1,780	—	1,780
Singapore	202	6,676	—	6,878
South Africa	2,487	6,312	—	8,799
South Korea	—	27,978	—	27,978
Spain	—	6,602	—	6,602
Sweden	—	22,273	—	22,273

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$—	$6,972	$—	$6,972
Taiwan	22,330	18,854	—	41,184
Thailand	1,374	2,026	—	3,400
United Arab Emirates	—	—	—(b)	—(b)
United Kingdom	83	67,443	—	67,526
United States	1,101,903	31,737	381	1,134,021
Total Common Stocks	1,215,361	652,299	412	1,868,072
Convertible Preferred Stocks	—	—	565	565
Corporate Bonds	—	753,263	—	753,263
Exchange-Traded Funds	10,308	—	—	10,308
Foreign Government Securities	—	409,872	—	409,872
Investment Companies	153,542	—	—	153,542
Loan Assignments	—	—	839	839
Options Purchased
Call Options Purchased	9,888	—	—	9,888
Preferred Stocks	—	—	37	37
Rights	—	—	22	22
Supranational	—	6,683	—	6,683
U.S. Treasury Obligations	—	47,722	—	47,722
Warrants
Netherlands	—	831	—	831
Switzerland	—	1,882	—	1,882
United Kingdom	—	—	27	27
United States	—	—	4	4
Total Warrants	—	2,713	31	2,744
Short-Term Investments
Certificates of Deposits	—	13,917	—	13,917
Foreign Government Treasury Bills	—	6,620	—	6,620
Investment Companies	76,457	—	—	76,457
Investment of Cash Collateral from Securities Loaned	42,940	—	—	42,940
Total Short-Term Investments	119,397	20,537	—	139,934
Total Investments in Securities	$1,508,496	$1,902,036	$1,906	$3,412,438
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,043	$—	$3,043
Futures Contracts	36,077	—	—	36,077
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(16,944)	—	(16,944)
Futures Contracts	(7,942)	—	—	(7,942)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$28,135	$(13,901)	$—	$14,234

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended January 31, 2023.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Income Fund Class R6 Shares (a)	$146,493	$1,993	$—	$—	$5,056	$153,542	18,192	$1,994	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	282,824	807,285	1,013,737	57	28	76,457	76,412	1,763	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	45,756	94,000	101,999	13	(2)	37,768	37,753	349	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	5,399	66,949	67,176	—	—	5,172	5,172	56	—
Total	$480,472	$970,227	$1,182,912	$70	$5,082	$272,939		$4,162	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Options — The Fund purchased and/or sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund's exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund's over-the-counter (“OTC”) options are subject to master netting agreements.
The Fund may be required to post or receive collateral for OTC options. Cash collateral posted by the Fund is considered restricted.
(2). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.